JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value
COMMON STOCKS — 55.0%
Aerospace & Defense — 0.3%
Arconic, Inc.	9,700	290,515

Airlines — 0.3%
Alaska Air Group, Inc.	2,206	142,485
United Airlines Holdings, Inc.*	1,846	138,081

		280,566

Auto Components — 1.0%
Gentex Corp.	3,304	98,360
Keihin Corp. (Japan)	11,100	259,468
Nissin Kogyo Co. Ltd. (Japan)	12,900	260,782
Showa Corp. (Japan)	12,600	260,028

		878,638

Banks — 0.9%
Citizens Financial Group, Inc.	5,075	189,196
First Citizens BancShares, Inc., Class A	381	200,718
First Horizon National Corp.	8,966	143,456
Popular, Inc. (Puerto Rico)	2,463	137,830
Synovus Financial Corp.	5,184	181,544

		852,744

Beverages — 0.3%
Coca-Cola European Partners plc (United Kingdom)	2,839	149,360
Molson Coors Beverage Co., Class B	2,980	165,628

		314,988

Biotechnology — 1.6%
Ligand Pharmaceuticals, Inc.*	2,002	175,795
Ra Pharmaceuticals, Inc.*	27,826	1,304,205

		1,480,000

Building Products — 0.2%
American Woodmark Corp.*	1,302	142,764

Capital Markets — 1.8%
Artisan Partners Asset Management, Inc., Class A	4,209	140,580
Bolsas y Mercados Espanoles SHMSF SA (Spain)	15,929	618,312
Brightsphere Investment Group, Inc.	16,500	151,965
E*TRADE Financial Corp.	4,462	190,170
Lazard Ltd., Class A	5,010	210,220
Legg Mason, Inc.	4,244	166,153
Virtus Investment Partners, Inc.	1,187	146,037

		1,623,437

Chemicals — 1.4%
Celanese Corp.	1,227	126,994
CF Industries Holdings, Inc.	2,888	116,329
Eastman Chemical Co.	1,725	122,941
Ecolab, Inc.	2,725	534,400
Huntsman Corp.	5,915	121,612
Kraton Corp.*	5,571	91,643
LyondellBasell Industries NV, Class A	2,212	172,226

		1,286,145

Commercial Services & Supplies — 1.2%
ABM Industries, Inc.	3,693	140,851
Brady Corp., Class A	2,726	150,939
Cimpress plc (Ireland)*	1,738	207,917
Deluxe Corp.	2,981	143,684
Herman Miller, Inc.	3,925	151,701
Pitney Bowes, Inc.	50,893	190,340
Tetra Tech, Inc.	1,683	144,065

		1,129,497

Communications Equipment — 1.0%
Acacia Communications, Inc.*	4,956	339,734
Cisco Systems, Inc.	3,226	148,299
Juniper Networks, Inc.	6,510	149,339
NetScout Systems, Inc.*	5,897	151,612
Ubiquiti, Inc.	1,073	175,350

		964,334

Construction & Engineering — 0.1%
MasTec, Inc.*	2,292	132,363

Construction Materials — 0.2%
Eagle Materials, Inc.	1,500	136,755

Consumer Finance — 0.9%
Ally Financial, Inc.	5,050	161,752
Navient Corp.	11,600	166,808
Santander Consumer USA Holdings, Inc.	5,899	157,031
SLM Corp.	14,000	152,880
World Acceptance Corp.*	2,304	199,227

		837,698

Containers & Packaging — 0.4%
O-I Glass, Inc.	8,800	111,056
Silgan Holdings, Inc.	4,332	133,685
Sonoco Products Co.	2,327	132,965

		377,706

Distributors — 0.2%
Core-Mark Holding Co., Inc.	4,503	105,550
LKQ Corp.*	2,300	75,176

		180,726

Diversified Consumer Services — 0.1%
H&R Block, Inc.	4,146	96,187

Diversified Financial Services — 0.1%
Equitable Holdings, Inc.	5,653	135,785

Diversified Telecommunication Services — 0.9%
CenturyLink, Inc.	12,499	170,736
Cincinnati Bell, Inc.*	35,123	481,536
Verizon Communications, Inc.	2,745	163,163

		815,435

Electric Utilities — 0.8%
Evergy, Inc.	3,190	230,190
Exelon Corp.	3,455	164,424
IDACORP, Inc.	1,536	172,324
OGE Energy Corp.	3,625	166,206

		733,144

Electrical Equipment — 2.5%
Atkore International Group, Inc.*	3,596	142,761
Eaton Corp. plc	7,480	706,636
Generac Holdings, Inc.*	1,467	151,966
nVent Electric plc	5,754	143,275
OSRAM Licht AG (Germany)*	21,724	981,549
Regal Beloit Corp.	1,725	135,343

		2,261,530

Electronic Equipment, Instruments & Components — 2.2%
CDW Corp.	1,032	134,624
Fabrinet (Thailand)*	2,227	140,390
Fitbit, Inc., Class A*	180,437	1,176,449
Insight Enterprises, Inc.*	2,020	133,057
TE Connectivity Ltd.	1,508	139,008
Tech Data Corp.*	1,301	187,266

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value
COMMON STOCKS — continued
Electronic Equipment, Instruments & Components — continued
Zebra Technologies Corp., Class A*	592	141,500

		2,052,294

Energy Equipment & Services — 0.3%
Patterson-UTI Energy, Inc.	19,163	152,154
ProPetro Holding Corp.*	13,210	128,666

		280,820

Entertainment — 0.9%
IMAX Corp.*	7,401	122,412
Madison Square Garden Co. (The), Class A*	1,843	545,878
Marcus Corp. (The)	4,378	127,619

		795,909

Food & Staples Retailing — 0.2%
Walmart, Inc.	1,375	157,424

Food Products — 1.3%
B&G Foods, Inc.	8,959	143,882
General Mills, Inc.	2,834	147,991
Hershey Co. (The)	992	153,929
Hostess Brands, Inc.*	11,609	155,793
Ingredion, Inc.	1,631	143,528
John B Sanfilippo & Son, Inc.	1,625	136,987
Mondelez International, Inc., Class A	2,706	155,270
Tyson Foods, Inc., Class A	1,789	147,825

		1,185,205

Health Care Equipment & Supplies — 3.1%
Baxter International, Inc.	1,780	158,812
Danaher Corp.	933	150,092
Dentsply Sirona, Inc.	2,543	142,408
Hill-Rom Holdings, Inc.	1,282	136,520
Integer Holdings Corp.*	1,770	151,158
Medtronic plc	1,250	144,300
STERIS plc	1,021	153,854
Wright Medical Group NV*	54,727	1,649,472
Zimmer Biomet Holdings, Inc.	1,092	161,507

		2,848,123

Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.*	2,300	73,899
Chemed Corp.	310	144,782
DaVita, Inc.*	2,698	215,489
Encompass Health Corp.	2,132	164,228
Ensign Group, Inc. (The)	3,152	142,470
Magellan Health, Inc.*	2,000	146,420
McKesson Corp.	942	134,339
Premier, Inc., Class A*	4,067	141,410
Quest Diagnostics, Inc.	1,359	150,400
UnitedHealth Group, Inc.	499	135,953

		1,449,390

Hotels, Restaurants & Leisure — 1.8%
Aramark	2,100	92,694
BJ’s Restaurants, Inc.	5,328	211,948
Bloomin’ Brands, Inc.	4,100	85,157
Cracker Barrel Old Country Store, Inc.	800	122,344
Dave & Buster’s Entertainment, Inc.	5,004	220,977
El Pollo Loco Holdings, Inc.*	5,577	76,851
Jack in the Box, Inc.	2,553	208,708
Koshidaka Holdings Co. Ltd. (Japan)	8,600	121,389
SeaWorld Entertainment, Inc.*	6,318	217,718
Twin River Worldwide Holdings, Inc.	8,041	214,293
Wyndham Destinations, Inc.	1,965	95,361

		1,667,440

Household Durables — 1.4%
Electrolux AB, Series B (Sweden)	18,494	439,350
Garmin Ltd.	1,047	101,507
Helen of Troy Ltd.*	617	116,644
KB Home	2,770	104,013
La-Z-Boy, Inc.	3,203	98,140
Meritage Homes Corp.*	1,524	108,143
NVR, Inc.*	26	99,241
PulteGroup, Inc.	2,463	109,973
TRI Pointe Group, Inc.*	6,261	101,804

		1,278,815

Household Products — 0.5%
Church & Dwight Co., Inc.	1,963	145,694
Kimberly-Clark Corp.	1,096	156,991
Procter & Gamble Co. (The)	1,301	162,131

		464,816

Independent Power and Renewable Electricity Producers — 0.5%
AES Corp.	7,206	143,111
Atlantica Yield plc (Spain)	5,520	158,562
Clearway Energy, Inc., Class C	7,242	153,313

		454,986

Insurance — 0.5%
First American Financial Corp.	2,455	152,161
MBIA, Inc.*	21,850	197,961
MetLife, Inc.	2,790	138,691

		488,813

Interactive Media & Services — 0.6%
IAC/InterActiveCorp*	1,400	341,026
Yelp, Inc.*	5,834	190,188

		531,214

Internet & Direct Marketing Retail — 0.4%
eBay, Inc.	5,633	189,044
Quotient Technology, Inc.*	17,659	177,826

		366,870

IT Services — 2.3%
Accenture plc, Class A	802	164,578
Akamai Technologies, Inc.*	1,525	142,359
Automatic Data Processing, Inc.	926	158,707
Broadridge Financial Solutions, Inc.	1,220	145,363
CACI International, Inc., Class A*	563	150,569
Cardtronics plc, Class A*	3,445	155,025
CSG Systems International, Inc.	2,983	148,613
Euronet Worldwide, Inc.*	889	140,142
EVERTEC, Inc. (Puerto Rico)	4,285	143,847
ManTech International Corp., Class A	1,827	146,672
Mastercard, Inc., Class A	476	150,387
MAXIMUS, Inc.	2,008	144,074
Perficient, Inc.*	3,111	154,617
Visa, Inc., Class A	761	151,416

		2,096,369

Life Sciences Tools & Services — 0.3%
ICON plc (Ireland)*	870	146,699
Medpace Holdings, Inc.*	1,628	139,276

		285,975

Machinery — 3.1%
AGCO Corp.	2,142	150,240
Allison Transmission Holdings, Inc.	2,991	132,202
CNH Industrial NV (United Kingdom)	24,700	232,674
Cummins, Inc.	848	135,655
Fortive Corp.	4,800	359,664
Ingersoll-Rand plc	3,527	469,902
ITT, Inc.	2,032	136,307
Meritor, Inc.*	11,061	242,346
Navistar International Corp.*	9,516	348,476
Oshkosh Corp.	1,567	134,825
Snap-on, Inc.	957	152,766
Trinity Industries, Inc.	9,186	186,751

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value
COMMON STOCKS — continued
Machinery — continued
Watts Water Technologies, Inc., Class A	1,483	147,870

		2,829,678

Media — 1.5%
Cable One, Inc.	87	148,251
Comcast Corp., Class A	3,556	153,584
Gray Television, Inc.*	6,841	138,735
iHeartMedia, Inc., Class A*	5,000	88,400
MSG Networks, Inc., Class A*	11,922	181,334
Nexstar Media Group, Inc., Class A	1,190	144,168
Omnicom Group, Inc.	2,004	150,921
Sinclair Broadcast Group, Inc., Class A	4,699	140,594
TEGNA, Inc.	13,773	232,764

		1,378,751

Metals & Mining — 0.3%
Schnitzer Steel Industries, Inc., Class A	6,653	106,980
Steel Dynamics, Inc.	4,362	130,337

		237,317

Multiline Retail — 0.2%
Kohl’s Corp.	2,178	93,109
Nordstrom, Inc.	2,795	103,024

		196,133

Multi-Utilities — 0.2%
NorthWestern Corp.	2,180	167,795

Oil, Gas & Consumable Fuels — 2.8%
Arch Coal, Inc., Class A	2,007	103,421
Chevron Corp.	1,335	143,032
ConocoPhillips	2,280	135,501
CVR Energy, Inc.	3,889	134,598
Delek US Holdings, Inc.	4,632	127,195
Devon Energy Corp.	7,761	168,569
Green Plains, Inc.	3,222	40,178
HollyFrontier Corp.	6,925	311,071
Marathon Petroleum Corp.	4,900	267,050
Murphy Oil Corp.	7,417	155,460
Peabody Energy Corp.	20,436	138,148
Phillips 66	1,336	122,070
Renewable Energy Group, Inc.*	5,890	154,789
SFL Corp. Ltd. (Norway)	11,701	154,921
Tallgrass Energy LP, Class A	20,665	461,036

		2,617,039

Paper & Forest Products — 0.7%
Canfor Corp. (Canada)*	2,925	26,280
Domtar Corp.	9,071	315,852
Louisiana-Pacific Corp.	4,680	143,582
Schweitzer-Mauduit International, Inc.	3,380	118,401

		604,115

Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	664	129,586
Medifast, Inc.	1,311	126,682
USANA Health Sciences, Inc.*	2,627	162,086

		418,354

Pharmaceuticals — 0.8%
Jazz Pharmaceuticals plc*	950	136,182
Johnson & Johnson	1,008	150,061
Merck & Co., Inc.	1,644	140,463
Pfizer, Inc.	3,761	140,060
Prestige Consumer Healthcare, Inc.*	3,525	142,974

		709,740

Professional Services — 0.8%
FTI Consulting, Inc.*	1,268	152,236
Korn Ferry	3,467	142,078
Nielsen Holdings plc	15,800	322,320
Robert Half International, Inc.	2,311	134,431

		751,065

Real Estate Management & Development — 1.2%
Unizo Holdings Co. Ltd. (Japan)	21,500	1,093,317

Road & Rail — 0.1%
ArcBest Corp.	5,183	115,633

Semiconductors & Semiconductor Equipment — 2.5%
Applied Materials, Inc.	2,343	135,870
Cirrus Logic, Inc.*	1,698	130,423
Intel Corp.	2,486	158,930
KLA Corp.	930	154,138
Kulicke & Soffa Industries, Inc. (Singapore)	5,520	142,913
Lam Research Corp.	489	145,825
Mellanox Technologies Ltd.*	4,050	489,645
MKS Instruments, Inc.	1,413	148,111
Qorvo, Inc.*	1,307	138,359
QUALCOMM, Inc.	2,328	198,602
Rambus, Inc.*	11,586	183,870
Skyworks Solutions, Inc.	1,230	139,174
Teradyne, Inc.	2,119	139,833

		2,305,693

Software — 1.5%
Check Point Software Technologies Ltd. (Israel)*	1,438	164,378
Citrix Systems, Inc.	1,294	156,858
ForeScout Technologies, Inc.*	2,600	74,126
Intuit, Inc.	571	160,097
LogMeIn, Inc.	2,258	194,120
Microsoft Corp.	910	154,909
Oracle Corp.	2,904	152,315
Progress Software Corp.	3,453	155,834
TiVo Corp.	28,599	208,201

		1,420,838

Specialty Retail — 2.3%
Aaron’s, Inc.	1,705	101,209
Abercrombie & Fitch Co., Class A	5,511	90,160
American Eagle Outfitters, Inc.	7,858	113,155
Best Buy Co., Inc.	1,144	96,885
Buckle, Inc. (The)	4,143	101,131
Designer Brands, Inc., Class A	12,503	178,043
Dick’s Sporting Goods, Inc.	6,352	280,949
Genesco, Inc.*	6,740	265,017
Guess?, Inc.	9,194	195,740
Michaels Cos., Inc. (The)*	25,006	123,280
Office Depot, Inc.	41,525	92,185
Rent-A-Center, Inc.	3,364	97,993
Ross Stores, Inc.	862	96,708
Signet Jewelers Ltd.	4,734	115,083
Williams-Sonoma, Inc.	1,346	94,328
Zumiez, Inc.*	3,429	106,882

		2,148,748

Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.	476	147,327
NetApp, Inc.	2,302	122,927
Seagate Technology plc	2,397	136,605

		406,859

Textiles, Apparel & Luxury Goods — 0.5%
Carter’s, Inc.	942	99,918
Deckers Outdoor Corp.*	603	115,119
Ralph Lauren Corp.	860	97,610

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Shares	Value
COMMON STOCKS — continued
Textiles, Apparel & Luxury Goods — continued
Wolverine World Wide, Inc.		5,919	186,863

			499,510

Thrifts & Mortgage Finance — 0.2%
Radian Group, Inc.		5,914	144,834

Trading Companies & Distributors — 1.3%
BMC Stock Holdings, Inc.*		4,928	143,824
HD Supply Holdings, Inc.*		13,734	559,523
Triton International Ltd. (Bermuda)		5,042	189,327
WESCO International, Inc.*		5,936	287,362

			1,180,036

TOTAL COMMON STOCKS (Cost $48,001,051)			50,580,875

		Principal Amount ($)
SHORT-TERM INVESTMENTS — 38.4%
FOREIGN GOVERNMENT TREASURY BILLS — 2.3%
Japan Treasury Bills (Japan) (0.26)%, 3/10/2020(a)(Cost $2,111,311)	JPY	228,200,000	2,106,276

		Shares
INVESTMENT COMPANIES — 36.1%
JPMorgan Prime Money Market Fund Class IM Shares, 1.71%(b)(c)		24,506,257	24,518,510
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.46%(b)(c)		8,694,543	8,694,543

TOTAL INVESTMENT COMPANIES (Cost $33,208,647)			33,213,053

TOTAL SHORT-TERM INVESTMENTS (Cost $35,319,958)			35,319,329

Total Investments — 93.4% (Cost $83,321,009)			85,900,204
Other Assets Less Liabilities — 6.6%			6,082,539

Net Assets — 100.0%			91,982,743

Percentages indicated are based on net assets.

Abbreviations

JPY	Japanese Yen

(a)	The rate shown is the effective yield as of January 31, 2020.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2020.
*	Non-income producing security.

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
IBEX 35 Index	12	02/2020	EUR	1,246,673	(24,163)
LME Nickel Base Metal	4	02/2020	USD	306,876	(12,228)
LME Zinc Base Metal	17	02/2020	USD	938,825	(24,481)
Sugar No. 11	13	02/2020	USD	212,722	8,809
WTI Crude Oil	22	02/2020	USD	1,135,860	(172,628)
Australia 10 Year Bond	95	03/2020	AUD	9,404,574	188,520
Australia 3 Year Bond	13	03/2020	AUD	1,009,303	1,240
CAC 40 10 Euro Index	18	03/2020	EUR	1,153,516	(49,701)
Cocoa	25	03/2020	USD	694,250	111,485
Coffee ‘C’	7	03/2020	USD	269,456	(49,127)
Copper	1	03/2020	USD	62,888	(7,365)
Cotton No. 2	5	03/2020	USD	168,750	(6,225)
DAX Index	3	03/2020	EUR	1,076,980	(28,489)
EURO STOXX 50 Index	30	03/2020	EUR	1,206,460	(36,688)
Feeder Cattle	18	03/2020	USD	1,224,675	(91,053)
FTSE 100 Index	11	03/2020	GBP	1,045,005	(46,921)
FTSE/MIB Index	8	03/2020	EUR	1,028,165	(16,731)
LME Aluminum Base Metal	7	03/2020	USD	299,425	(18,809)
LME Nickel Base Metal	2	03/2020	USD	153,750	(14,472)
LME Zinc Base Metal	13	03/2020	USD	716,625	(60,246)
Natural Gas	9	03/2020	USD	169,650	(23,054)
S&P 500 E-Mini Index	8	03/2020	USD	1,290,000	4,859
Silver	4	03/2020	USD	360,400	12,064
SPI 200 Index	11	03/2020	AUD	1,264,357	13,003
TOPIX Index	9	03/2020	JPY	1,368,360	(61,270)
U.S. Treasury 5 Year Note	11	03/2020	USD	1,323,953	14,141
U.S. Treasury 10 Year Note	66	03/2020	USD	8,694,469	171,870
U.S. Treasury Long Bond	1	03/2020	USD	163,781	4,256
Wheat	25	03/2020	USD	692,188	10,964
WTI Crude Oil	9	03/2020	USD	465,750	(91,144)
100 oz Gold	11	04/2020	USD	1,750,540	18,661
Live Cattle	21	04/2020	USD	1,005,270	(61,502)
Copper	11	05/2020	USD	692,588	(79,091)
Silver	6	05/2020	USD	542,850	(11,866)
Live Cattle	18	06/2020	USD	803,340	(54,293)
Cocoa	13	07/2020	USD	365,430	36,391

					(445,284)

Short Contracts
Hang Seng Index	(1)	02/2020	HKD	(167,269)	6,762
LME Aluminum Base Metal	(19)	02/2020	USD	(809,163)	38,223
Natural Gas	(19)	02/2020	USD	(349,410)	29,950
Canada 10 Year Bond	(24)	03/2020	CAD	(2,577,180)	(50,406)
Corn	(36)	03/2020	USD	(686,250)	17,094
Euro-Bobl	(15)	03/2020	EUR	(2,245,161)	(13,837)
Euro-Bund	(11)	03/2020	EUR	(2,135,409)	(37,307)
Euro-Schatz	(166)	03/2020	EUR	(20,635,106)	(26,762)
Japan 10 Year Bond	(4)	03/2020	JPY	(5,642,933)	(28,706)
LME Aluminum Base Metal	(27)	03/2020	USD	(1,154,925)	66,412
LME Nickel Base Metal	(2)	03/2020	USD	(153,750)	12,580
LME Zinc Base Metal	(8)	03/2020	USD	(441,000)	34,572
Long Gilt	(37)	03/2020	GBP	(6,592,966)	(161,693)
Russell 2000 E-Mini Index	(37)	03/2020	USD	(2,987,010)	76,512

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	(76)	03/2020	USD	(12,255,000)	(92,952)
Soybean	(5)	03/2020	USD	(218,125)	17,235
U.S. Treasury 2 Year Note	(5)	03/2020	USD	(1,081,914)	(3,721)
Feeder Cattle	(6)	04/2020	USD	(412,575)	16,182
Lean Hogs	(50)	04/2020	USD	(1,232,000)	269,652
Coffee ‘C’	(17)	05/2020	USD	(668,738)	42,680
Corn	(90)	05/2020	USD	(1,739,250)	23,522
Cotton No. 2	(40)	05/2020	USD	(1,366,200)	25,340
Lean Hogs	(12)	06/2020	USD	(368,880)	51,055
Coffee ‘C’	(11)	07/2020	USD	(441,994)	70,936
Corn	(35)	07/2020	USD	(684,250)	9,547

					392,870

					(52,414)

Abbreviations

AUD	Australian Dollar
CAC	Continuous Assisted Quotation
CAD	Canadian Dollar
DAX	Deutscher Aktien Index
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
HKD	Hong Kong Dollar
IBEX	International Business Exchange
JPY	Japanese Yen
LME	London Metal Exchange
MIB	Milan, Italian Stock Exchange
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index
USD	United States Dollar
WTI	West Texas Intermediate

Forward foreign currency exchange contracts outstanding as of January 31, 2020:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	47,596	USD	49,149	HSBC Bank, NA	2/12/2020	292
EUR	106,922	USD	117,935	BNP Paribas	2/12/2020	704
GBP	53,812	EUR	63,578	Merrill Lynch International	2/12/2020	529
GBP	98,644	USD	129,111	Citibank, NA	2/12/2020	1,175
GBP	68,703	USD	90,005	Royal Bank of Canada	2/12/2020	736
GBP	172,470	USD	226,529	TD Bank Financial Group	2/12/2020	1,266
USD	1,612	AUD	2,357	BNP Paribas	2/12/2020	34
USD	443,420	AUD	642,874	TD Bank Financial Group	2/12/2020	13,028
USD	520	CAD	688	BNP Paribas	2/12/2020	1
USD	62,283	CAD	81,054	Citibank, NA	2/12/2020	1,037
USD	30,494	CAD	40,264	Merrill Lynch International	2/12/2020	70
USD	368,644	CAD	478,897	TD Bank Financial Group	2/12/2020	6,783
USD	276,864	EUR	246,436	BNP Paribas	2/12/2020	3,422
USD	219,187	EUR	197,139	HSBC Bank, NA	2/12/2020	445
USD	1,219,040	EUR	1,087,827	TD Bank Financial Group	2/12/2020	12,004
USD	1,884,462	JPY	203,986,260	BNP Paribas	2/12/2020	1,004
USD	466,676	SEK	4,378,565	TD Bank Financial Group	2/12/2020	11,678
CHF	59,695	USD	61,701	Goldman Sachs International	2/18/2020	334

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	97,969	NZD	164,550	Barclays Bank plc	2/18/2020	2,361
EUR	52,969	NZD	89,167	BNP Paribas	2/18/2020	1,148
INR	75,469,284	USD	1,046,649	Citibank, NA**	2/18/2020	6,028
JPY	6,266,011	NZD	87,723	Merrill Lynch International	2/18/2020	1,159
JPY	7,420,994	NZD	103,049	Standard Chartered Bank	2/18/2020	1,918
MXN	19,829,922	USD	1,043,540	Citibank, NA	2/18/2020	3,787
USD	3,318,887	AUD	4,810,602	BNP Paribas	2/18/2020	97,924
USD	55,030	CAD	71,775	HSBC Bank, NA	2/18/2020	797
USD	5,094,901	EUR	4,544,322	State Street Corp.	2/18/2020	50,810
USD	1,052,200	HUF	310,724,439	Citibank, NA	2/18/2020	30,209
USD	3,670,464	JPY	397,183,839	TD Bank Financial Group	2/18/2020	2,099
USD	1,054,303	KRW	1,226,703,112	Standard Chartered Bank**	2/18/2020	29,270
USD	66,970	NOK	596,355	Barclays Bank plc	2/18/2020	2,131
USD	6,081,430	NOK	53,416,614	BNP Paribas	2/18/2020	273,657
USD	50,799	NZD	77,431	BNP Paribas	2/18/2020	740
USD	1,054,546	PLN	3,993,789	HSBC Bank, NA	2/18/2020	23,703
USD	1,055,226	TWD	31,585,017	Standard Chartered Bank**	2/18/2020	15,030
USD	2,136,926	JPY	228,200,000	Standard Chartered Bank	3/10/2020	27,011

Total unrealized appreciation						624,324

AUD	91,701	GBP	48,755	Barclays Bank plc	2/12/2020	(3,003)
AUD	454,018	USD	310,847	HSBC Bank, NA	2/12/2020	(6,890)
AUD	132,598	USD	93,086	Merrill Lynch International	2/12/2020	(4,314)
AUD	50,351	USD	34,528	TD Bank Financial Group	2/12/2020	(819)
CAD	248,224	USD	188,630	Citibank, NA	2/12/2020	(1,070)
CAD	171,151	USD	129,830	Goldman Sachs International	2/12/2020	(506)
CAD	83,636	USD	63,708	HSBC Bank, NA	2/12/2020	(512)
CAD	97,891	USD	74,487	Merrill Lynch International	2/12/2020	(519)
JPY	7,340,705	CHF	65,718	Barclays Bank plc	2/12/2020	(487)
USD	373,513	GBP	284,065	Merrill Lynch International	2/12/2020	(1,672)
USD	79,920	JPY	8,776,118	Goldman Sachs International	2/12/2020	(1,112)
USD	93,822	JPY	10,168,609	TD Bank Financial Group	2/12/2020	(68)
CAD	4,469,664	USD	3,445,406	BNP Paribas	2/18/2020	(68,097)
NOK	999,413	USD	112,772	Barclays Bank plc	2/18/2020	(4,110)
NZD	113,631	EUR	67,608	Merrill Lynch International	2/18/2020	(1,580)
NZD	75,273	USD	49,840	Barclays Bank plc	2/18/2020	(1,176)
NZD	14,695,493	USD	9,780,188	Merrill Lynch International	2/18/2020	(279,482)
RON	4,497,999	USD	1,050,867	Barclays Bank plc	2/18/2020	(7,182)
RUB	65,094,526	USD	1,050,483	Goldman Sachs International**	2/18/2020	(33,889)
SEK	23,341,937	USD	2,488,566	TD Bank Financial Group	2/18/2020	(62,333)
USD	2,709,148	CHF	2,622,790	Barclays Bank plc	2/18/2020	(16,426)
USD	701,022	GBP	531,232	BNP Paribas	2/18/2020	(724)
USD	1,055,078	ILS	3,651,464	Merrill Lynch International	2/18/2020	(3,651)
USD	58,719	JPY	6,437,430	HSBC Bank, NA	2/18/2020	(737)
ZAR	14,969,152	USD	1,047,901	Merrill Lynch International	2/18/2020	(52,333)

Total unrealized depreciation						(552,692)

Net unrealized appreciation						71,632

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand
**	Non-deliverable forward.

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Over-the-Counter (“OTC”) Total Return Basket Swaps Outstanding at January 31, 2020

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in USD based on the local currencies of the positions within the swaps.	9/18/2020 – 12/18/2020	$(6,479,981)	$300,666	$280	$300,946

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Specialty Retail
Foot Locker, Inc.	2,603	98,836	(4,269)	(0.0	)(a)

Short Positions
Common Stocks
Aerospace & Defense
BWX Technologies, Inc.	(1,355)	(86,164)	2,303	0.0	(a)

Air Freight & Logistics
FedEx Corp.	(568)	(82,156)	7,322	0.0	(a)

Auto Components
Cooper-Standard Holdings, Inc.*	(1,933)	(51,263)	8,660	0.0	(a)
Veoneer, Inc.*	(899)	(11,714)	485	0.0	(a)

	(2,832)	(62,977)	9,145	0.0	(a)

Beverages
National Beverage Corp.*	(1,923)	(82,516)	3,846	0.0	(a)

Capital Markets
Charles Schwab Corp. (The)	(2,499)	(113,829)	7,247	0.0	(a)

Chemicals
DuPont de Nemours, Inc.	(214)	(10,953)	2,268	0.0	(a)
Orion Engineered Carbons SA	(4,795)	(75,281)	9,878	0.1
Sensient Technologies Corp.	(1,523)	(90,999)	6,671	0.0	(a)

	(6,532)	(177,233)	18,817	0.1

Commercial Services & Supplies
Stericycle, Inc.*	(1,466)	(91,889)	(117)	(0.0	)(a)

Communications Equipment
Infinera Corp.*	(11,094)	(81,763)	7,322	0.0	(a)
NETGEAR, Inc.*	(2,768)	(71,193)	1,135	0.0	(a)
ViaSat, Inc.*	(1,214)	(77,271)	9,700	0.0	(a)

	(15,076)	(230,227)	18,157	0.0	(a)

Construction & Engineering
Dycom Industries, Inc.*	(2,125)	(85,892)	14,280	0.0	(a)

Consumer Finance
LendingClub Corp.*	(8,158)	(95,612)	6,118	0.0	(a)

Containers & Packaging
AptarGroup, Inc.	(790)	(91,253)	95	0.0	(a)
Crown Holdings, Inc.*	(1,267)	(93,796)	(988)	(0.0	)(a)

	(2,057)	(185,049)	(893)	(0.0	)(a)

Electric Utilities
Alliant Energy Corp.	(1,818)	(107,916)	(3,636)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Electrical Equipment
GrafTech International Ltd.	(7,986)	(85,690)	13,177	0.0	(a)

Electronic Equipment, Instruments & Components
Flex Ltd.*	(7,072)	(92,997)	2,121	0.0	(a)
Itron, Inc.*	(1,040)	(85,020)	5,949	0.0	(a)
Rogers Corp.*	(761)	(89,608)	10,350	0.0	(a)

	(8,873)	(267,625)	18,420	0.0	(a)

Energy Equipment & Services
Core Laboratories NV	(2,283)	(80,202)	9,543	0.0	(a)
Diamond Offshore Drilling, Inc.*	(2,692)	(12,464)	3,392	0.0	(a)
Oceaneering International, Inc.*	(5,700)	(70,737)	11,343	0.0	(a)
Oil States International, Inc.*	(5,556)	(59,893)	19,724	0.1

	(16,231)	(223,296)	44,002	0.1

Entertainment
Netflix, Inc.*	(264)	(91,104)	(1,843)	(0.0	)(a)

Food Products
Kraft Heinz Co. (The)	(1,128)	(32,938)	2,042	0.0	(a)

Gas Utilities
Northwest Natural Holding Co.	(1,251)	(91,798)	1,501	0.0	(a)

Health Care Equipment & Supplies
Insulet Corp.*	(533)	(103,423)	(1,647)	(0.0	)(a)
Nevro Corp.*	(746)	(99,151)	(8,281)	(0.0	)(a)

	(1,279)	(202,574)	(9,928)	(0.0	)(a)

Health Care Providers & Services
Guardant Health, Inc.*	(951)	(72,314)	7,294	0.0	(a)
R1 RCM, Inc.*	(7,652)	(95,650)	7,423	0.0	(a)

	(8,603)	(167,964)	14,717	0.0	(a)

Health Care Technology
Evolent Health, Inc.*	(4,224)	(42,578)	3,633	0.0	(a)
Tabula Rasa HealthCare, Inc.*	(1,487)	(86,350)	(4,892)	(0.0	)(a)
Teladoc Health, Inc.*	(540)	(54,923)	(1,869)	(0.0	)(a)

	(6,251)	(183,851)	(3,128)	(0.0	)(a)

Hotels, Restaurants & Leisure
MGM Resorts International	(2,144)	(66,593)	2,852	0.0	(a)
Red Rock Resorts, Inc.	(2,711)	(66,447)	(3,823)	(0.0	)(a)
Scientific Games Corp.*	(2,501)	(62,125)	1,676	0.0	(a)
Shake Shack, Inc.*	(788)	(53,150)	2,112	0.0	(a)
Wynn Resorts Ltd.	(421)	(53,113)	6,799	0.0	(a)

	(8,565)	(301,428)	9,616	0.0	(a)

Household Durables
iRobot Corp.*	(1,182)	(55,613)	9,669	0.0	(a)

Interactive Media & Services
Snap, Inc.*	(5,062)	(93,039)	3,138	0.0	(a)
Zillow Group, Inc.*	(1,973)	(91,153)	3,295	0.0	(a)

	(7,035)	(184,192)	6,433	0.0	(a)

Internet & Direct Marketing Retail
Farfetch Ltd.*	(4,576)	(55,827)	2,700	0.0	(a)
Wayfair, Inc.*	(596)	(55,845)	8,177	0.0	(a)

	(5,172)	(111,672)	10,877	0.0	(a)

Machinery
Welbilt, Inc.*	(5,989)	(90,374)	1,138	0.0	(a)

Marine
Kirby Corp.*	(995)	(72,924)	14,258	0.0	(a)

Media
Liberty Broadband Corp.*	(694)	(92,253)	(1,881)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Metals & Mining
Alcoa Corp.*	(4,218)	(58,841)	13,371	0.0	(a)
Coeur Mining, Inc.*	(13,764)	(82,997)	(3,441)	(0.0	)(a)
Hecla Mining Co.	(24,767)	(75,044)	2,229	0.0	(a)
United States Steel Corp.	(6,536)	(59,282)	5,752	0.0	(a)

	(49,285)	(276,164)	17,911	0.0	(a)

Multi-Utilities
NiSource, Inc.	(3,189)	(93,470)	(383)	(0.0	)(a)
Sempra Energy	(596)	(95,741)	(1,597)	(0.0	)(a)

	(3,785)	(189,211)	(1,980)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Centennial Resource Development, Inc.*	(5,579)	(18,188)	5,690	0.0	(a)
Cheniere Energy, Inc.*	(1,383)	(81,929)	7,164	0.0	(a)
Oasis Petroleum, Inc.*	(22,634)	(50,926)	11,770	0.1
Parsley Energy, Inc.	(4,918)	(81,836)	3,836	0.0	(a)
Targa Resources Corp.	(2,285)	(83,402)	8,500	0.0	(a)

	(36,799)	(316,281)	36,960	0.1

Pharmaceuticals
Aerie Pharmaceuticals, Inc.*	(2,955)	(60,519)	6,147	0.0	(a)
Intersect ENT, Inc.*	(3,701)	(95,634)	(6,625)	(0.0	)(a)
MyoKardia, Inc.*	(1,274)	(86,670)	6,026	0.0	(a)
WaVe Life Sciences Ltd.*	(2,061)	(14,633)	1,896	0.0	(a)

	(9,991)	(257,456)	7,444	0.0	(a)

Road & Rail
AMERCO	(236)	(87,620)	2,332	0.0	(a)
Avis Budget Group, Inc.*	(2,540)	(83,312)	4,673	0.0	(a)

	(2,776)	(170,932)	7,005	0.0	(a)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.*	(1,795)	(84,365)	7,270	0.0	(a)
Impinj, Inc.*	(3,205)	(103,137)	(2,660)	(0.0	)(a)
MACOM Technology Solutions Holdings, Inc.*	(3,354)	(95,321)	3,085	0.0	(a)

	(8,354)	(282,823)	7,695	0.0	(a)

Software
Appian Corp.*	(1,578)	(80,541)	(2,351)	(0.0	)(a)
Autodesk, Inc.*	(468)	(92,126)	(473)	(0.0	)(a)
Avalara, Inc.*	(1,061)	(90,334)	(329)	(0.0	)(a)
Benefitfocus, Inc.*	(381)	(7,049)	575	0.0	(a)
HubSpot, Inc.*	(500)	(90,470)	450	0.0	(a)
Nutanix, Inc.*	(2,884)	(93,643)	6,201	0.0	(a)
PROS Holdings, Inc.*	(1,301)	(78,060)	7,364	0.0	(a)
Q2 Holdings, Inc.*	(1,033)	(90,067)	10	0.0	(a)
Varonis Systems, Inc.*	(1,112)	(93,030)	1,368	0.0	(a)
Zuora, Inc.*	(5,991)	(88,367)	2,576	0.0	(a)

	(16,309)	(803,687)	15,391	0.0	(a)

Specialty Retail
CarMax, Inc.*	(680)	(65,987)	(775)	(0.0	)(a)
Carvana Co.*	(727)	(57,615)	3,112	0.0	(a)
National Vision Holdings, Inc.*	(1,352)	(46,130)	(460)	(0.0	)(a)

	(2,759)	(169,732)	1,877	0.0	(a)

Technology Hardware, Storage & Peripherals
3D Systems Corp.*	(7,599)	(82,753)	2,432	0.0	(a)
Pure Storage, Inc.*	(4,876)	(86,793)	2,048	0.0	(a)

	(12,475)	(169,546)	4,480	0.0	(a)

Trading Companies & Distributors
SiteOne Landscape Supply, Inc.*	(1,000)	(96,550)	(920)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Water Utilities
American Water Works Co., Inc.	(737)	(100,379)	(2,196)	(0.0	)(a)
California Water Service Group	(1,699)	(89,300)	(391)	(0.0	)(a)

	(2,436)	(189,679)	(2,587)	(0.0	)(a)

Total Short Positions of Total Return Basket Swap	(273,876)	(6,578,817)	304,935	0.3

Total of Long and Short Positions of Total Return Basket Swap	(271,273)	(6,479,981)	300,666	0.3

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in GBP based on the local currencies of the positions within the swaps.	10/30/2020	$2,744,739	$(195,103)	$5,149	$(189,954)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Aerospace & Defense
Meggitt plc	2,371	21,093	(726)	(0.0	)(a)
Ultra Electronics Holdings plc	5,066	151,052	(675)	(0.0	)(a)

	7,437	172,145	(1,401)	(0.0	)(a)

Airlines
Wizz Air Holdings plc*(b)	2,642	145,633	(1,868)	(0.0	)(a)

Capital Markets
3i Group plc	10,294	149,744	(3,060)	(0.0	)(a)

Commercial Services & Supplies
Aggreko plc	13,249	134,490	(14,756)	(0.0	)(a)

Construction Materials
Rhi Magnesita NV	2,699	113,602	(18,177)	(0.0	)(a)

Distributors
Inchcape plc	12,763	110,728	(7,197)	(0.0	)(a)

Energy Equipment & Services
Petrofac Ltd.	29,020	133,491	(13,339)	(0.0	)(a)

Food Products
Tate & Lyle plc	2,295	23,991	(298)	(0.0	)(a)

Hotels, Restaurants & Leisure
Greggs plc	5,147	153,196	(10,226)	(0.0	)(a)
Playtech plc	19,905	90,708	(8,345)	(0.0	)(a)

	25,052	243,904	(18,571)	(0.0	)(a)

Household Durables
Berkeley Group Holdings plc	1,583	109,534	2,055	0.0	(a)
Redrow plc	9,088	95,406	366	0.0	(a)
Taylor Wimpey plc	11,977	34,019	116	0.0	(a)
Vistry Group plc	5,890	107,333	1,842	0.0	(a)

	28,538	346,292	4,379	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Independent Power and Renewable Electricity Producers
Drax Group plc	37,566	134,928	(7,471)	(0.0	)(a)

Media
WPP plc	10,549	131,162	(10,520)	(0.0	)(a)

Metals & Mining
Anglo American plc	5,159	134,619	(17,890)	(0.0	)(a)
BHP Group plc	6,300	137,130	(15,937)	(0.0	)(a)
Rio Tinto plc	2,543	135,985	(20,920)	(0.1)

	14,002	407,734	(54,747)	(0.1)

Multiline Retail
Next plc	1,137	103,330	(640)	(0.0	)(a)

Multi-Utilities
Centrica plc	127,715	143,081	(14,486)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Royal Dutch Shell plc	584	15,345	(2,010)	(0.0	)(a)
Tullow Oil plc	203,929	135,275	(9,683)	(0.0	)(a)

	204,513	150,620	(11,693)	(0.0	)(a)

Personal Products
Unilever plc	2,507	149,546	3,823	0.0	(a)

Pharmaceuticals
GlaxoSmithKline plc	6,302	147,967	(4,962)	(0.0	)(a)
Hikma Pharmaceuticals plc	6,290	151,887	(10,327)	(0.0	)(a)

	12,592	299,854	(15,289)	(0.0	)(a)

Software
Avast plc(b)	22,847	128,319	(29,015)	(0.1)
AVEVA Group plc	2,361	153,098	(3,865)	(0.0	)(a)
Sage Group plc (The)	15,215	148,128	2,034	0.0	(a)

	40,423	429,545	(30,846)	(0.1)

Total Long Positions of Total Return Basket Swap	584,993	3,523,820	(216,157)	(0.2)

Short Positions
Common Stocks
Capital Markets
St James’s Place plc	(5,923)	(89,080)	(2,326)	(0.0	)(a)

Chemicals
Johnson Matthey plc	(2,526)	(86,606)	6,753	0.0	(a)

Electrical Equipment
Melrose Industries plc	(21,668)	(66,406)	1,686	0.0	(a)

Hotels, Restaurants & Leisure
Domino’s Pizza Group plc	(17,547)	(71,465)	(1,882)	(0.0	)(a)

Insurance
Beazley plc	(13,326)	(95,104)	(1,284)	(0.0	)(a)

Machinery
Weir Group plc (The)	(4,664)	(82,768)	6,510	0.0	(a)

Metals & Mining
Fresnillo plc	(9,296)	(81,202)	(1,549)	(0.0	)(a)

Multiline Retail
B&M European Value Retail SA	(13,735)	(65,859)	2,276	0.0	(a)

Paper & Forest Products
Mondi plc	(3,999)	(81,367)	4,301	0.0	(a)

Professional Services
Capita plc*	(18,074)	(34,714)	4,538	0.0	(a)

Real Estate Management & Development
Capital & Counties Properties plc	(7,638)	(24,510)	2,031	0.0	(a)

Total Short Positions of Total Return Basket Swap	(118,396)	(779,081)	21,054	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	466,597	2,744,739	(195,103)	(0.2)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BA on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.50%), which is denominated in CAD based on the local currencies of the positions within the swaps.	4/20/2020 - 12/18/2020	$(1,151,334)	$2,343	$(476)	$1,867

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Trading Companies & Distributors
Toromont Industries Ltd.	2,685	138,267	(7,464)	(0.0	)(a)

Short Positions
Common Stocks
Aerospace & Defense
Bombardier, Inc.*	(66,352)	(61,669)	(531)	(0.0	)(a)

Construction & Engineering
SNC-Lavalin Group, Inc.	(2,999)	(68,981)	3,302	0.0	(a)

Diversified Financial Services
Onex Corp.	(293)	(18,797)	967	0.0	(a)

Food Products
Premium Brands Holdings Corp.	(1,284)	(94,549)	(3,797)	(0.0	)(a)

Metals & Mining
Agnico Eagle Mines Ltd.	(1,590)	(98,279)	(2,025)	(0.0	)(a)
First Quantum Minerals Ltd.	(9,053)	(70,870)	18,775	0.0	(a)
Franco-Nevada Corp.	(986)	(112,078)	(9,141)	(0.0	)(a)
Kinross Gold Corp.*	(17,230)	(87,361)	(9,423)	(0.0	)(a)
Pan American Silver Corp.	(4,029)	(92,611)	(7,354)	(0.0	)(a)
Yamana Gold, Inc.	(17,212)	(70,102)	(6,273)	(0.0	)(a)

	(50,100)	(531,301)	(15,441)	(0.0	)(a)

Multiline Retail
Dollarama, Inc.	(2,048)	(69,778)	1,025	0.0	(a)

Multi-Utilities
Atco Ltd.	(2,511)	(97,943)	(616)	(0.0	)(a)

Oil, Gas & Consumable Fuels
MEG Energy Corp.*	(15,529)	(79,323)	9,698	0.0	(a)
Vermilion Energy, Inc.	(5,775)	(83,348)	9,933	0.0	(a)

	(21,304)	(162,671)	19,631	0.0	(a)

Software
BlackBerry Ltd.*	(13,538)	(82,451)	7,289	0.0	(a)
Kinaxis, Inc.*	(1,222)	(101,461)	(2,022)	(0.0	)(a)

	(14,760)	(183,912)	5,267	0.0	(a)

Total Short Positions of Total Return Basket Swap	(161,651)	(1,289,601)	9,807	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	(158,966)	(1,151,334)	2,343	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month EURIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.00% to 0.20%), which is denominated in EUR based on the local currencies of the positions within the swaps.	5/29/2020 – 10/30/2020	$(651,258)	$35,977	$1,105	$37,082

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Automobiles
Peugeot SA	3,716	76,513	(4,922)	(0.0	)(a)

Chemicals
Covestro AG(b)	1,071	45,135	(3,356)	(0.0	)(a)

Commercial Services & Supplies
Edenred	2,795	150,935	56	0.0	(a)
SPIE SA	7,409	143,524	(4,621)	(0.0	)(a)

	10,204	294,459	(4,565)	(0.0	)(a)

Construction & Engineering
Eiffage SA	1,282	148,602	(913)	(0.0	)(a)
Koninklijke BAM Groep NV	54,345	149,634	(8,735)	(0.0	)(a)

	55,627	298,236	(9,648)	(0.0	)(a)

Diversified Telecommunication Services
Koninklijke KPN NV	50,906	142,630	(14,241)	(0.0	)(a)
Telefonica SA	20,755	140,381	(5,019)	(0.0	)(a)

	71,661	283,011	(19,260)	(0.0	)(a)

Electric Utilities
Iberdrola SA	15,187	166,166	6,966	0.0	(a)

Energy Equipment & Services
SBM Offshore NV	8,144	140,106	(8,625)	(0.0	)(a)

Food Products
Danone SA	1,753	140,283	(2,061)	(0.0	)(a)

Gas Utilities
Snam SpA	28,053	150,355	(658)	(0.0	)(a)

Insurance
Unipol Gruppo SpA	25,662	130,661	(9,205)	(0.0	)(a)

Media
ProSiebenSat.1 Media SE	2,664	35,410	(4,306)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Eni SpA	3,542	49,615	(4,904)	(0.0	)(a)

Pharmaceuticals
Ipsen SA	1,486	110,276	(24,141)	(0.1)

Semiconductors & Semiconductor Equipment
Dialog Semiconductor plc*	2,761	121,282	(12,610)	(0.0	)(a)

Textiles, Apparel & Luxury Goods
adidas AG	290	91,673	(8,068)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	231,821	2,133,181	(109,363)	(0.1)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Air Freight & Logistics
PostNL NV	(42,015)	(77,700)	6,215	0.0	(a)

Automobiles
Bayerische Motoren Werke AG	(795)	(56,629)	6,510	0.0	(a)
Daimler AG (Registered)	(1,299)	(60,153)	6,914	0.0	(a)

	(2,094)	(116,782)	13,424	0.0	(a)

Banks
Bankia SA	(43,640)	(79,308)	6,543	0.0	(a)

Chemicals
BASF SE	(1,209)	(81,604)	5,418	0.0	(a)
K+S AG (Registered)	(2,910)	(28,240)	5,090	0.0	(a)
Umicore SA	(864)	(39,781)	2,365	0.0	(a)
Wacker Chemie AG	(1,179)	(84,612)	(1,414)	(0.0	)(a)

	(6,162)	(234,237)	11,459	0.0	(a)

Communications Equipment
Nokia OYJ	(18,195)	(70,828)	5,218	0.0	(a)

Construction & Engineering
Ferrovial SA	(2,925)	(92,914)	1,381	0.0	(a)

Containers & Packaging
Huhtamaki OYJ	(2,015)	(89,558)	2,048	0.0	(a)

Diversified Financial Services
Groupe Bruxelles Lambert SA	(851)	(85,520)	5,270	0.0	(a)
Wendel SA	(97)	(12,941)	140	0.0	(a)

	(948)	(98,461)	5,410	0.0	(a)

Diversified Telecommunication Services
Cellnex Telecom SA(b)	(508)	(25,266)	(1,246)	(0.0	)(a)
Iliad SA	(764)	(100,268)	2,266	0.0	(a)
Masmovil Ibercom SA*	(4,041)	(84,533)	5,196	0.0	(a)
United Internet AG (Registered)	(2,634)	(85,154)	4,560	0.0	(a)

	(7,947)	(295,221)	10,776	0.0	(a)

Electrical Equipment
Prysmian SpA	(3,766)	(83,538)	7,926	0.0	(a)

Energy Equipment & Services
Tenaris SA	(7,672)	(79,287)	7,984	0.0	(a)

Food & Staples Retailing
Jeronimo Martins SGPS SA	(5,765)	(99,204)	91	0.0	(a)

Gas Utilities
Rubis SCA	(1,469)	(90,736)	1,301	0.0	(a)

Health Care Providers & Services
Orpea	(320)	(41,662)	11	0.0	(a)

Hotels, Restaurants & Leisure
Accor SA	(1,419)	(58,094)	3,872	0.0	(a)
Autogrill SpA	(5,987)	(58,201)	6,982	0.0	(a)

	(7,406)	(116,295)	10,854	0.0	(a)

Industrial Conglomerates
Rheinmetall AG	(773)	(82,669)	9,855	0.0	(a)

Internet & Direct Marketing Retail
Delivery Hero SE*(b)	(591)	(45,474)	(635)	(0.0	)(a)
Zalando SE*(b)	(1,382)	(66,170)	4,710	0.0	(a)

	(1,973)	(111,644)	4,075	0.0	(a)

Machinery
ANDRITZ AG	(2,104)	(82,784)	7,408	0.0	(a)

Media
Altice Europe NV*	(13,458)	(86,497)	5,381	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Metals & Mining
AMG Advanced Metallurgical Group NV	(3,205)	(72,875)	6,171	0.0	(a)
ArcelorMittal SA	(5,289)	(77,685)	7,941	0.1
thyssenkrupp AG	(6,309)	(77,576)	6,336	0.0	(a)

	(14,803)	(228,136)	20,448	0.1

Semiconductors & Semiconductor Equipment
AIXTRON SE*	(2,739)	(28,749)	1,599	0.0	(a)
Infineon Technologies AG	(3,719)	(79,895)	7,273	0.0	(a)
SOITEC*	(829)	(77,924)	13,031	0.1

	(7,287)	(186,568)	21,903	0.1

Technology Hardware, Storage & Peripherals
S&T AG	(5,597)	(150,253)	(14,929)	(0.0	)(a)

Transportation Infrastructure
Aeroports de Paris	(55)	(10,406)	267	0.0	(a)
Getlink SE	(5,252)	(92,652)	(1,775)	(0.0	)(a)

	(5,307)	(103,058)	(1,508)	(0.0	)(a)

Wireless Telecommunication Services
1&1 Drillisch AG	(3,544)	(87,099)	2,066	0.0	(a)

Total Short Positions of Total Return Basket Swap	(207,185)	(2,784,439)	145,340	0.2

Total of Long and Short Positions of Total Return Basket Swap	24,636	(651,258)	35,977	0.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in CHF based on the local currencies of the positions within the swaps.	10/30/2020	$614,003	$(21,804)	$(70)	$(21,874)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Diversified Telecommunication Services
Sunrise Communications Group AG*(b)	1,801	148,733	(1,504)	(0.0	)(a)

Electronic Equipment, Instruments & Components
Landis+Gyr Group AG*	1,405	128,761	(22,701)	(0.0	)(a)

Health Care Equipment & Supplies
Sonova Holding AG (Registered)	344	86,265	3,731	0.0	(a)

Health Care Providers & Services
Galenica AG(b)	2,357	160,530	7,276	0.0	(a)

Insurance
Zurich Insurance Group AG	358	148,612	(2,785)	(0.0	)(a)

Machinery
OC Oerlikon Corp. AG (Registered)	12,705	135,316	(11,844)	(0.0	)(a)

Pharmaceuticals
Roche Holding AG	92	30,497	(394)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Professional Services
Adecco Group AG (Registered)	2,326	136,276	(8,970)	(0.0	)(a)

Real Estate Management & Development
PSP Swiss Property AG (Registered)	184	27,822	843	0.0	(a)

Total Long Positions of Total Return Basket Swap	21,572	1,002,812	(36,348)	0.0	(a)

Short Positions
Common Stocks
Chemicals
Givaudan SA (Registered)	(32)	(105,583)	(2,846)	(0.0	)(a)
Sika AG (Registered)	(551)	(99,084)	4,439	0.0	(a)

	(583)	(204,667)	1,593	0.0	(a)

Electrical Equipment
ABB Ltd. (Registered)	(3,698)	(86,096)	2,745	0.0	(a)

Marine
Kuehne + Nagel International AG (Registered)	(100)	(16,162)	1,099	0.0	(a)

Semiconductors & Semiconductor Equipment
ams AG*	(2,015)	(81,884)	9,107	0.0	(a)

Total Short Positions of Total Return Basket Swap	(6,396)	(388,809)	14,544	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	15,176	614,003	(21,804)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (3.28)% to 0.35%), which is denominated in JPY based on the local currencies of the positions within the swaps.	2/18/2020 – 12/18/2020	$(2,632,088)	$274,532	$(5,051)	$269,481

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	1,200	30,596	(936)	(0.0	)(a)

Pharmaceuticals
Astellas Pharma, Inc.	8,400	148,429	2,507	0.0	(a)
Shionogi & Co. Ltd.	2,400	142,738	(13,509)	(0.0	)(a)

	10,800	291,167	(11,002)	(0.0	)(a)

Wireless Telecommunication Services
NTT DOCOMO, Inc.	5,200	147,745	(1,319)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	17,200	469,508	(13,257)	0.0	(a)

Short Positions
Common Stocks
Automobiles
Nissan Motor Co. Ltd.	(11,100)	(60,232)	5,042	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Banks
Bank of Kyoto Ltd. (The)	(2,100)	(83,928)	4,630	0.0	(a)

Building Products
TOTO Ltd.	(1,000)	(40,634)	3,739	0.0	(a)

Chemicals
JSR Corp.	(5,000)	(89,055)	6,585	0.0	(a)
Toray Industries, Inc.	(11,800)	(77,211)	5,866	0.0	(a)

	(16,800)	(166,266)	12,451	0.0	(a)

Construction & Engineering
JGC Holdings Corp.	(6,200)	(89,070)	7,477	0.0	(a)

Consumer Finance
Aiful Corp.*	(34,100)	(92,507)	1,331	0.0	(a)

Containers & Packaging
Toyo Seikan Group Holdings Ltd.	(5,500)	(93,047)	7,756	0.0	(a)

Electrical Equipment
Fujikura Ltd.	(23,800)	(87,232)	11,087	0.0	(a)
Nidec Corp.	(600)	(75,462)	11,174	0.1

	(24,400)	(162,694)	22,261	0.1

Electronic Equipment, Instruments & Components
Murata Manufacturing Co. Ltd.	(1,600)	(90,584)	9,563	0.0	(a)

Food & Staples Retailing
Aeon Co. Ltd.	(4,300)	(87,950)	4,917	0.0	(a)
Cosmos Pharmaceutical Corp.	(100)	(21,962)	828	0.0	(a)

	(4,400)	(109,912)	5,745	0.0	(a)

Food Products
Nissin Foods Holdings Co. Ltd.	(1,200)	(90,070)	2,175	0.0	(a)
Yamazaki Baking Co. Ltd.	(5,000)	(95,153)	(1,557)	(0.0	)(a)

	(6,200)	(185,223)	618	0.0	(a)

Hotels, Restaurants & Leisure
HIS Co. Ltd.	(2,600)	(59,733)	10,468	0.0	(a)
Kyoritsu Maintenance Co. Ltd.	(1,500)	(60,025)	7,205	0.0	(a)

	(4,100)	(119,758)	17,673	0.0	(a)

Household Durables
Panasonic Corp.	(6,100)	(60,622)	2,064	0.0	(a)
Sharp Corp.	(4,000)	(54,261)	8,786	0.0	(a)

	(10,100)	(114,883)	10,850	0.0	(a)

IT Services
GMO Payment Gateway, Inc.	(400)	(25,721)	2,767	0.0	(a)

Leisure Products
Sega Sammy Holdings, Inc.	(4,300)	(58,554)	4,757	0.0	(a)

Machinery
CKD Corp.	(5,600)	(88,620)	12,932	0.1
Daifuku Co. Ltd.	(800)	(48,169)	5,262	0.0	(a)
FANUC Corp.	(500)	(91,065)	5,643	0.0	(a)
IHI Corp.	(3,700)	(87,629)	9,138	0.0	(a)
Komatsu Ltd.	(3,800)	(84,022)	9,185	0.0	(a)
Makita Corp.	(2,400)	(91,799)	(2,114)	(0.0	)(a)
MISUMI Group, Inc.	(2,300)	(57,070)	7,428	0.0	(a)
Nabtesco Corp.	(3,300)	(94,561)	9,739	0.0	(a)
NGK Insulators Ltd.	(2,400)	(40,240)	3,381	0.0	(a)
Yaskawa Electric Corp.	(2,300)	(78,733)	11,524	0.0	(a)

	(27,100)	(761,908)	72,118	0.1

Marine
Kawasaki Kisen Kaisha Ltd.*	(5,400)	(71,204)	11,916	0.0	(a)
Nippon Yusen KK	(5,200)	(82,805)	10,004	0.0	(a)

	(10,600)	(154,009)	21,920	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Metals & Mining
Hitachi Metals Ltd.	(1,300)	(19,980)	746	0.0	(a)
JFE Holdings, Inc.	(6,800)	(80,525)	14,569	0.1
Kobe Steel Ltd.	(16,800)	(76,717)	14,490	0.0	(a)
Nippon Steel Corp.	(6,000)	(83,253)	12,005	0.0	(a)

	(30,900)	(260,475)	41,810	0.1

Multiline Retail
Pan Pacific International Holdings Corp.	(2,400)	(38,728)	2,535	0.0	(a)
Takashimaya Co. Ltd.	(2,800)	(29,939)	1,735	0.0	(a)

	(5,200)	(68,667)	4,270	0.0	(a)

Personal Products
Shiseido Co. Ltd.	(1,200)	(77,257)	9,086	0.0	(a)

Pharmaceuticals
Takeda Pharmaceutical Co. Ltd.	(2,300)	(88,328)	5,823	0.0	(a)

Road & Rail
Tokyu Corp.	(5,300)	(93,398)	3,290	0.0	(a)

Semiconductors & Semiconductor Equipment
Rohm Co. Ltd.	(300)	(21,581)	3,791	0.0	(a)

Transportation Infrastructure
Japan Airport Terminal Co. Ltd.	(1,800)	(82,960)	9,021	0.0	(a)

Total Short Positions of Total Return Basket Swap	(217,000)	(3,101,596)	287,789	0.3

Total of Long and Short Positions of Total Return Basket Swap	(199,800)	(2,632,088)	274,532	0.3

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.35)% to 0.35%), which is denominated in AUD based on the local currencies of the positions within the swaps.	12/18/2020	$625,962	$(58,376)	$3,227	$(55,149)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
Qantas Airways Ltd.	14,050	59,569	(6,829)	(0.0	)(a)

Construction & Engineering
CIMIC Group Ltd.	6,482	125,421	(26,798)	(0.0	)(a)

Food & Staples Retailing
Metcash Ltd.	57,993	100,499	(2,394)	(0.0	)(a)

Metals & Mining
Alumina Ltd.	45,948	66,176	(5,551)	(0.0	)(a)
BHP Group Ltd.	5,408	138,683	(10,733)	(0.0	)(a)
Iluka Resources Ltd.	9,031	57,763	14	0.0	(a)
Rio Tinto Ltd.	2,148	139,380	(13,449)	(0.1)

	62,535	402,002	(29,719)	(0.1)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Oil, Gas & Consumable Fuels
Beach Energy Ltd.	81,578	142,301	(14,707)	(0.0	)(a)
Santos Ltd.	24,188	138,825	(5,337)	(0.0	)(a)
Whitehaven Coal Ltd.	55,185	91,275	(4,158)	(0.0	)(a)
Woodside Petroleum Ltd.	2,171	49,739	(2,343)	(0.0	)(a)

	163,122	422,140	(26,545)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	304,182	1,109,631	(92,285)	(0.1)

Short Positions
Common Stocks
Beverages
Treasury Wine Estates Ltd.	(7,654)	(65,744)	24,542	0.0	(a)

Building Products
Reliance Worldwide Corp. Ltd.	(30,670)	(91,240)	338	0.0	(a)

Chemicals
Nufarm Ltd.*	(21,741)	(79,299)	711	0.0	(a)

Hotels, Restaurants & Leisure
Domino’s Pizza Enterprises Ltd.	(1,844)	(67,036)	2,225	0.0	(a)

IT Services
NEXTDC Ltd.*	(20,009)	(100,080)	(2,095)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Oil Search Ltd.	(16,794)	(80,270)	8,188	0.0	(a)

Total Short Positions of Total Return Basket Swap	(98,712)	(483,669)	33,909	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	205,470	625,962	(58,376)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in USD based on the local currencies of the positions within the swaps.	12/18/2020	$359,600	$(1,577)	$(221)	$(1,798)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Rights
Media
Media General, Inc. CVR*‡	1,329	—	(399)	(0.0	)(a)

Software
Verint Systems, Inc.*	6,200	359,600	(1,178)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	7,529	359,600	(1,577)	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in GBP based on the local currencies of the positions within the swaps.	10/30/2020	$235,534	$174	$193	$367

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Capital Markets
Sole Realisation Co. plc*‡	153	8	8	0.0	(a)

Hotels, Restaurants & Leisure
EI Group plc*	62,759	235,526	166	0.0	(a)

Total Long Positions of Total Return Basket Swap	62,912	235,534	174	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month EURIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in EUR based on the local currencies of the positions within the swaps.	12/31/2020 - 5/31/2021	$(4,670)	$(12,144)	$(198)	$(12,342)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Real Estate Management & Development
TLG Immobilien AG*	18,969	635,335	18,928	0.0	(a)

Short Positions
Common Stocks
Real Estate Management & Development
Aroundtown SA	(67,605)	(640,005)	(31,072)	(0.0	)(a)

Total of Long and Short Positions of Total Return Basket Swap	(48,636)	(4,670)	(12,144)	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Barclays Bank plc	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one day LIBOR on long positions, plus or minus a specified spread of 0.18%, which is denominated in JPY based on the local currencies of the positions within the swaps.	10/30/2020	$1,910,579	$1,070	$70	$1,140

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Chemicals
Hitachi Chemical Co. Ltd.	37,500	1,569,871	(20,409)	(0.0	)(a)

Real Estate Management & Development
Unizo Holdings Co. Ltd.*	6,700	340,708	21,479	0.0	(a)

Total Long Positions of Total Return Basket Swap	44,200	1,910,579	1,070	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Barclays Bank plc	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.15)% to 0.18%), which is denominated in USD based on the local currencies of the positions within the swaps.	1/18/2021	$2,448,592	$17,596	$(3,339)	$14,257

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Oil, Gas & Consumable Fuels
Tallgrass Energy LP	49,847	1,112,086	3,490	0.0	(a)

Software
LogMeIn, Inc.	15,896	1,366,579	(2,067)	(0.0	)(a)
TiVo Corp.*	62,985	458,531	(63,818)	(0.1)

	78,881	1,825,110	(65,885)	(0.1)

Water Utilities
AquaVenture Holdings Ltd.*	5,007	135,189	(50)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	133,735	3,072,385	(62,445)	(0.1)

Short Positions
Common Stocks
Semiconductors & Semiconductor Equipment
Xperi Corp.	(38,769)	(623,793)	80,041	0.1

Total of Long and Short Positions of Total Return Basket Swap	94,966	2,448,592	17,596	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Barclays Bank plc	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one day EURIBOR on long positions, plus or minus a specified spread of 0.18%, which is denominated in EUR based on the local currencies of the positions within the swaps.	11/12/2020	$286,336	$(10,956)	$5	$(10,951)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Aerospace & Defense
Dassault Aviation SA	118	143,693	(5,053)	(0.0	)(a)

Construction Materials
Buzzi Unicem SpA	6,108	142,643	(5,903)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	6,226	286,336	(10,956)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Barclays Bank plc	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one day LIBOR on long positions, plus or minus a specified spread of 0.18%, which is denominated in JPY based on the local currencies of the positions within the swaps.	10/30/2020	$957,991	$(55,682)	$(207)	$(55,889)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Chemicals
Kureha Corp.	300	16,827	(1,664)	(0.0	)(a)
Showa Denko KK	1,000	23,913	(1,526)	(0.0	)(a)
Teijin Ltd.	1,300	23,242	(999)	(0.0	)(a)
Tokuyama Corp.	800	20,289	(515)	(0.0	)(a)

	3,400	84,271	(4,704)	(0.0	)(a)

Electrical Equipment
Ushio, Inc.*	9,400	137,541	(10,118)	(0.0	)(a)

Food & Staples Retailing
Sundrug Co. Ltd.	4,000	135,552	(10,940)	(0.1)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Health Care Providers & Services
Suzuken Co. Ltd.	700	26,838	(1,651)	(0.0)(a)

Hotels, Restaurants & Leisure
Round One Corp.	2,700	25,152	(1,217)	(0.0)(a)

Metals & Mining
Mitsubishi Materials Corp.	800	20,121	(1,371)	(0.0)(a)

Pharmaceuticals
Santen Pharmaceutical Co. Ltd.	7,300	136,149	(8,626)	(0.0)(a)

Professional Services
BayCurrent Consulting, Inc.*	2,200	153,608	(5,665)	(0.0)(a)

Real Estate Management & Development
Nomura Real Estate Holdings, Inc.*	5,800	142,831	(5,871)	(0.0)(a)

Specialty Retail
K’s Holdings Corp.*	7,900	95,928	(5,519)	(0.0)(a)

Total Long Positions of Total Return Basket Swap	44,200	957,991	(55,682)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Barclays Bank plc	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one day BBSW on long positions, plus or minus a specified spread of 0.18%, which is denominated in AUD based on the local currencies of the positions within the swaps.	10/30/2020	$192,364	$4,601	$(151)	$4,450

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Food & Staples Retailing
Coles Group Ltd.	13,211	144,965	4,102	0.0	(a)

Metals & Mining
Regis Resources Ltd.	8,147	24,974	1,637	0.0	(a)

Oil, Gas & Consumable Fuels
Whitehaven Coal Ltd.	13,558	22,425	(1,138)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	34,916	192,364	4,601	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Barclays Bank plc	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one day LIBOR on long positions, plus or minus a specified spread of 0.18%, which is denominated in GBP based on the local currencies of the positions within the swaps.	11/12/2020	$139,566	$(5,421)	$(66)	$(5,487)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Wireless Telecommunication Services
Vodafone Group plc	71,036	139,566	(5,421)	(0.0	)(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Barclays Bank plc	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one day LIBOR on short positions respectively, plus or minus a specified spread (rates range from (1.90)% to (0.15)%), which is denominated in USD based on the local currencies of the positions within the swaps.	2/15/2021	$(53,683)	$10,759	$2	$10,761

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Pharmaceuticals
WaVe Life Sciences Ltd.*	(7,561)	(53,683)	10,759	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.18%), which is denominated in GBP based on the local currencies of the positions within the swaps.	8/26/2022	$(1,131,633)	$28,940	$(2,961)	$25,979

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Aerospace & Defense
Meggitt plc	14,277	127,009	(4,374)	(0.0	)(a)

Food Products
Tate & Lyle plc	12,145	126,958	(1,580)	(0.0	)(a)

Household Durables
Redrow plc	1,001	10,509	40	0.0	(a)
Taylor Wimpey plc	25,231	71,666	245	0.0	(a)

	26,232	82,175	285	0.0	(a)

Oil, Gas & Consumable Fuels
Royal Dutch Shell plc	4,962	130,385	(17,074)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	57,616	466,527	(22,743)	0.0	(a)

Short Positions
Common Stocks

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Banks
Royal Bank of Scotland Group plc	(28,795)	(82,475)	2,213	0.0	(a)

Capital Markets
Hargreaves Lansdown plc	(3,618)	(82,127)	2,839	0.0	(a)
Quilter plc(b)	(44,699)	(100,093)	(8,059)	(0.0	)(a)

	(48,317)	(182,220)	(5,220)	(0.0	)(a)

Chemicals
Croda International plc	(1,355)	(88,981)	2,367	0.0	(a)
Victrex plc	(2,860)	(83,457)	9,234	0.0	(a)

	(4,215)	(172,438)	11,601	0.0	(a)

Construction & Engineering
Balfour Beatty plc	(26,414)	(92,538)	(1,131)	(0.0	)(a)

Diversified Telecommunication Services
BT Group plc	(35,411)	(75,247)	9,259	0.0	(a)

Electrical Equipment
Melrose Industries plc	(7,103)	(21,768)	553	0.0	(a)

Electronic Equipment, Instruments & Components
Spectris plc	(2,639)	(91,890)	6,343	0.0	(a)

Food & Staples Retailing
J Sainsbury plc	(30,769)	(82,069)	5,642	0.0	(a)

Hotels, Restaurants & Leisure
SSP Group plc	(7,094)	(60,208)	1,989	0.0	(a)
Whitbread plc	(1,059)	(62,427)	577	0.0	(a)

	(8,153)	(122,635)	2,566	0.0	(a)

Household Products
Reckitt Benckiser Group plc	(1,129)	(93,451)	(1,978)	(0.0	)(a)

Insurance
Hiscox Ltd.	(4,973)	(86,037)	2,803	0.0	(a)

Metals & Mining
Fresnillo plc	(1,428)	(12,474)	(238)	(0.0	)(a)

Professional Services
Capita plc*	(24,058)	(46,208)	6,041	0.0	(a)
Pagegroup plc	(15,206)	(91,683)	3,941	0.0	(a)

	(39,264)	(137,891)	9,982	0.0	(a)

Real Estate Management & Development
Capital & Counties Properties plc	(18,950)	(60,809)	5,039	0.0	(a)
IWG plc	(15,485)	(90,143)	3,776	0.0	(a)

	(34,435)	(150,952)	8,815	0.0	(a)

Water Utilities
Pennon Group plc	(6,810)	(99,400)	470	0.0	(a)
Severn Trent plc	(2,780)	(94,675)	3	0.0	(a)

	(9,590)	(194,075)	473	0.0	(a)

Total Short Positions of Total Return Basket Swap	(282,635)	(1,598,160)	51,683	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	(225,019)	(1,131,633)	28,940	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month LIBOR on short positions, plus or minus a specified spread (rates range from 0.00% to 0.18%), which is denominated in USD based on the local currencies of the positions within the swaps.	8/26/2022	$(9,598,386)	$564,533	$3,966	$568,499

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Aerospace & Defense
Cubic Corp.	(1,319)	(86,118)	4,511	0.0	(a)
Kratos Defense & Security Solutions, Inc.*	(4,524)	(82,970)	2,081	0.0	(a)

	(5,843)	(169,088)	6,592	0.0	(a)

Air Freight & Logistics
Air Transport Services Group, Inc.*	(4,139)	(86,795)	6,871	0.0	(a)

Airlines
American Airlines Group, Inc.	(3,198)	(85,834)	1,151	0.0	(a)
Spirit Airlines, Inc.*	(2,215)	(90,970)	1,440	0.0	(a)

	(5,413)	(176,804)	2,591	0.0	(a)

Auto Components
Cooper-Standard Holdings, Inc.*	(701)	(18,591)	3,140	0.0	(a)
Dorman Products, Inc.*	(816)	(56,957)	6,177	0.0	(a)
Veoneer, Inc.*	(3,877)	(50,517)	2,094	0.0	(a)

	(5,394)	(126,065)	11,411	0.0	(a)

Banks
SVB Financial Group*	(350)	(84,116)	4,855	0.0	(a)
Webster Financial Corp.	(1,683)	(75,499)	11,360	0.0	(a)

	(2,033)	(159,615)	16,215	0.0	(a)

Beverages
Coca-Cola Consolidated, Inc.	(356)	(96,409)	3,553	0.0	(a)
MGP Ingredients, Inc.	(1,888)	(64,305)	9,421	0.0	(a)

	(2,244)	(160,714)	12,974	0.0	(a)

Capital Markets
Charles Schwab Corp. (The)	(1,985)	(90,417)	5,757	0.0	(a)
Interactive Brokers Group, Inc.	(1,984)	(93,248)	7,589	0.0	(a)
WisdomTree Investments, Inc.	(20,135)	(84,768)	201	0.0	(a)

	(24,104)	(268,433)	13,547	0.0	(a)

Chemicals
Albemarle Corp.	(1,129)	(90,636)	1,174	0.0	(a)
DuPont de Nemours, Inc.	(1,151)	(58,908)	12,201	0.1
Element Solutions, Inc.*	(7,685)	(89,915)	6,071	0.0	(a)
GCP Applied Technologies, Inc.*	(3,897)	(86,591)	5,222	0.0	(a)
International Flavors & Fragrances, Inc.	(764)	(100,168)	2,819	0.0	(a)
Mosaic Co. (The)	(4,295)	(85,213)	5,626	0.0	(a)
RPM International, Inc.	(1,285)	(91,710)	3,264	0.0	(a)

	(20,206)	(603,141)	36,377	0.1

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Commercial Services & Supplies
Brink’s Co. (The)	(951)	(80,065)	7,199	0.0	(a)
US Ecology, Inc.	(1,749)	(94,463)	1,924	0.0	(a)

	(2,700)	(174,528)	9,123	0.0	(a)

Communications Equipment
NETGEAR, Inc.*	(806)	(20,730)	331	0.0	(a)
ViaSat, Inc.*	(64)	(4,074)	511	0.0	(a)

	(870)	(24,804)	842	0.0	(a)

Construction & Engineering
Fluor Corp.	(4,805)	(85,962)	10,811	0.0	(a)
WillScot Corp.*	(4,872)	(91,837)	(438)	(0.0	)(a)

	(9,677)	(177,799)	10,373	0.0	(a)

Construction Materials
Martin Marietta Materials, Inc.	(321)	(84,680)	1,271	0.0	(a)
Summit Materials, Inc.*	(4,017)	(88,253)	4,017	0.0	(a)

	(4,338)	(172,933)	5,288	0.0	(a)

Consumer Finance
Green Dot Corp.*	(3,944)	(118,636)	(13,725)	(0.0	)(a)

Containers & Packaging
Crown Holdings, Inc.*	(15)	(1,110)	(12)	(0.0	)(a)
Graphic Packaging Holding Co.	(5,528)	(86,403)	4,644	0.0	(a)

	(5,543)	(87,513)	4,632	0.0	(a)

Diversified Consumer Services
Grand Canyon Education, Inc.*	(662)	(51,821)	12,267	0.0	(a)

Diversified Telecommunication Services
GCI Liberty, Inc.*	(1,228)	(89,865)	(233)	(0.0	)(a)
Iridium Communications, Inc.*	(3,448)	(88,096)	3,448	0.0	(a)

	(4,676)	(177,961)	3,215	0.0	(a)

Electrical Equipment
TPI Composites, Inc.*	(4,479)	(92,939)	941	0.0	(a)
Vicor Corp.*	(1,756)	(87,888)	7,709	0.0	(a)

	(6,235)	(180,827)	8,650	0.0	(a)

Electronic Equipment, Instruments & Components
nLight, Inc.*	(4,191)	(73,636)	15,590	0.0	(a)
Trimble, Inc.*	(2,142)	(91,078)	3,556	0.0	(a)

	(6,333)	(164,714)	19,146	0.0	(a)

Energy Equipment & Services
Diamond Offshore Drilling, Inc.*	(10,483)	(48,536)	13,208	0.0	(a)
Nabors Industries Ltd.	(29,401)	(60,860)	21,169	0.1
Oceaneering International, Inc.*	(316)	(3,922)	629	0.0	(a)
Oil States International, Inc.*	(5)	(54)	18	0.0	(a)
Valaris plc	(14,382)	(73,492)	1,007	0.0	(a)

	(54,587)	(186,864)	36,031	0.1

Entertainment
Roku, Inc.*	(648)	(78,375)	10,161	0.0	(a)
Spotify Technology SA*	(566)	(79,976)	4,330	0.0	(a)

	(1,214)	(158,351)	14,491	0.0	(a)

Equity Real Estate Investment Trusts (REITs)
Alexander & Baldwin, Inc.	(4,063)	(88,817)	569	0.0	(a)

Food & Staples Retailing
PriceSmart, Inc.	(1,312)	(80,373)	3,424	0.0	(a)

Food Products
Archer-Daniels-Midland Co.	(2,048)	(91,668)	737	0.0	(a)
Hain Celestial Group, Inc. (The)*	(3,555)	(86,067)	4,515	0.0	(a)
Kraft Heinz Co. (The)	(1,902)	(55,538)	3,443	0.0	(a)

	(7,505)	(233,273)	8,695	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Gas Utilities
South Jersey Industries, Inc.	(2,983)	(91,877)	2,893	0.0	(a)
Southwest Gas Holdings, Inc.	(1,271)	(95,973)	2,898	0.0	(a)

	(4,254)	(187,850)	5,791	0.0	(a)

Health Care Equipment & Supplies
ABIOMED, Inc.*	(492)	(91,655)	1,781	0.0	(a)
AtriCure, Inc.*	(2,697)	(104,913)	(674)	(0.0	)(a)
Avanos Medical, Inc.*	(2,606)	(71,769)	14,229	0.0	(a)
Glaukos Corp.*	(1,694)	(95,287)	2,829	0.0	(a)
Heska Corp.*	(1,034)	(103,596)	5,656	0.0	(a)
iRhythm Technologies, Inc.*	(1,077)	(92,224)	(2,887)	(0.0	)(a)
Penumbra, Inc.*	(570)	(100,012)	(3,745)	(0.0	)(a)
Tactile Systems Technology, Inc.*	(1,310)	(73,609)	3,589	0.0	(a)
ViewRay, Inc.*	(23,622)	(73,701)	(3,543)	(0.0	)(a)

	(35,102)	(806,766)	17,235	0.0	(a)

Health Care Providers & Services
Guardant Health, Inc.*	(193)	(14,676)	1,480	0.0	(a)

Health Care Technology
Evolent Health, Inc.*	(4,801)	(48,394)	4,129	0.0	(a)
Inspire Medical Systems, Inc.*	(1,124)	(84,075)	6,969	0.0	(a)
Tabula Rasa HealthCare, Inc.*	(479)	(27,816)	(1,576)	(0.0	)(a)
Teladoc Health, Inc.*	(505)	(51,364)	(1,747)	(0.0	)(a)
Vocera Communications, Inc.*	(4,146)	(91,336)	(2,032)	(0.0	)(a)

	(11,055)	(302,985)	5,743	0.0	(a)

Hotels, Restaurants & Leisure
Domino’s Pizza, Inc.	(219)	(61,703)	736	0.0	(a)
Eldorado Resorts, Inc.*	(1,201)	(71,796)	(337)	(0.0	)(a)
Shake Shack, Inc.*	(263)	(17,739)	705	0.0	(a)

	(1,683)	(151,238)	1,104	0.0	(a)

Household Durables
Cavco Industries, Inc.*	(302)	(67,654)	(2,842)	(0.0	)(a)
LGI Homes, Inc.*	(795)	(63,394)	978	0.0	(a)
Sonos, Inc.*	(4,721)	(64,772)	5,099	0.0	(a)

	(5,818)	(195,820)	3,235	0.0	(a)

Household Products
Energizer Holdings, Inc.	(1,913)	(88,495)	4,974	0.0	(a)

Independent Power and Renewable Electricity Producers
Ormat Technologies, Inc.	(1,287)	(102,008)	759	0.0	(a)

Insurance
Markel Corp.*	(77)	(90,319)	1,022	0.0	(a)

Interactive Media & Services
Cargurus, Inc.*	(2,505)	(89,303)	5,811	0.0	(a)
Eventbrite, Inc.*	(4,215)	(89,147)	(2,360)	(0.0	)(a)
TrueCar, Inc.*	(19,654)	(72,720)	11,989	0.0	(a)

	(26,374)	(251,170)	15,440	0.0	(a)

Internet & Direct Marketing Retail
Chewy, Inc.*	(2,075)	(55,008)	7,532	0.0	(a)
Farfetch Ltd.*	(559)	(6,820)	330	0.0	(a)

	(2,634)	(61,828)	7,862	0.0	(a)

IT Services
Twilio, Inc.*	(801)	(99,596)	(4,213)	(0.0	)(a)

Life Sciences Tools & Services
NanoString Technologies, Inc.*	(2,988)	(81,184)	8,157	0.0	(a)

Machinery
Deere & Co.	(505)	(80,083)	7,060	0.0	(a)
Evoqua Water Technologies Corp.*	(5,147)	(102,785)	(2,471)	(0.0	)(a)
Westinghouse Air Brake Technologies Corp.	(1,144)	(84,496)	6,018	0.0	(a)

	(6,796)	(267,364)	10,607	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Metals & Mining
Alcoa Corp.*	(447)	(6,236)	1,417	0.0	(a)
Century Aluminum Co.*	(12,627)	(66,797)	18,814	0.0	(a)
Constellium SE*	(7,269)	(82,576)	6,251	0.0	(a)
Hecla Mining Co.	(3,474)	(10,526)	313	0.0	(a)
United States Steel Corp.	(1,005)	(9,115)	885	0.0	(a)

	(24,822)	(175,250)	27,680	0.0	(a)

Multiline Retail
Ollie’s Bargain Outlet Holdings, Inc.*	(1,291)	(68,475)	839	0.0	(a)

Multi-Utilities
NiSource, Inc.	(34)	(997)	(4)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Antero Resources Corp.*	(38,240)	(70,744)	13,766	0.0	(a)
Centennial Resource Development, Inc.*	(14,653)	(47,769)	14,946	0.0	(a)
Concho Resources, Inc.	(1,005)	(76,159)	12,382	0.0	(a)
Golar LNG Ltd.	(6,256)	(60,183)	22,834	0.1
Kosmos Energy Ltd.	(14,737)	(75,306)	19,895	0.1
Matador Resources Co.*	(4,916)	(72,118)	10,274	0.0	(a)
Noble Energy, Inc.	(4,007)	(79,218)	12,462	0.0	(a)
Oasis Petroleum, Inc.*	(5,742)	(12,919)	2,986	0.0	(a)
SM Energy Co.	(8,004)	(73,477)	14,487	0.0	(a)
WPX Energy, Inc.*	(6,762)	(80,806)	2,908	0.0	(a)

	(104,322)	(648,699)	126,940	0.2

Pharmaceuticals
Aerie Pharmaceuticals, Inc.*	(528)	(10,814)	1,098	0.0	(a)
Revance Therapeutics, Inc.*	(3,951)	(88,384)	(1,067)	(0.0	)(a)
Theravance Biopharma, Inc.*	(3,722)	(103,769)	(5,359)	(0.0	)(a)
WaVe Life Sciences Ltd.*	(910)	(6,461)	837	0.0	(a)
Zogenix, Inc.*	(1,701)	(85,679)	7,110	0.0	(a)

	(10,812)	(295,107)	2,619	0.0	(a)

Professional Services
TransUnion	(983)	(90,141)	1,730	0.0	(a)
Upwork, Inc.*	(9,135)	(83,859)	7,308	0.0	(a)

	(10,118)	(174,000)	9,038	0.0	(a)

Road & Rail
Hertz Global Holdings, Inc.*	(6,055)	(95,427)	3,330	0.0	(a)

Semiconductors & Semiconductor Equipment
Ambarella, Inc.*	(1,457)	(86,167)	1,821	0.0	(a)
Brooks Automation, Inc.	(2,140)	(81,491)	10,165	0.0	(a)
Cohu, Inc.	(3,802)	(85,051)	9,961	0.0	(a)
Cree, Inc.*	(1,763)	(81,962)	10,243	0.0	(a)
Silicon Laboratories, Inc.*	(759)	(74,617)	15,879	0.1

	(9,921)	(409,288)	48,069	0.1

Software
2U, Inc.*	(3,743)	(74,149)	7,879	0.0	(a)
8x8, Inc.*	(4,704)	(87,588)	9,737	0.1
Appian Corp.*	(128)	(6,533)	(191)	(0.0	)(a)
Benefitfocus, Inc.*	(3,905)	(72,242)	5,897	0.0	(a)
FireEye, Inc.*	(5,223)	(83,464)	3,082	0.0	(a)
HubSpot, Inc.*	(12)	(2,171)	11	0.0	(a)
Pluralsight, Inc.*	(5,104)	(98,967)	1,659	0.0	(a)
PROS Holdings, Inc.*	(82)	(4,920)	464	0.0	(a)
Q2 Holdings, Inc.*	(26)	(2,267)	—	0.0
RingCentral, Inc.*	(487)	(100,117)	(4,539)	(0.0	)(a)
Yext, Inc.*	(6,066)	(90,626)	4,914	0.0	(a)
Zuora, Inc.*	(66)	(974)	28	0.0	(a)

	(29,546)	(624,018)	28,941	0.1

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Specialty Retail
Floor & Decor Holdings, Inc.*	(1,416)	(69,823)	(1,444)	(0.0	)(a)
National Vision Holdings, Inc.*	(834)	(28,456)	(284)	(0.0	)(a)

	(2,250)	(98,279)	(1,728)	(0.0	)(a)

Thrifts & Mortgage Finance
LendingTree, Inc.*	(291)	(90,559)	58	0.0	(a)

Tobacco
Vector Group Ltd.	(6,736)	(88,511)	1,145	0.0	(a)

Trading Companies & Distributors
MRC Global, Inc.*	(7,141)	(80,408)	10,854	0.0	(a)

Water Utilities
Aqua America, Inc.	(1,850)	(96,089)	(1,795)	(0.0	)(a)
California Water Service Group	(336)	(17,660)	(77)	(0.0	)(a)
SJW Group	(1,424)	(104,451)	(171)	(0.0	)(a)

	(3,610)	(218,200)	(2,043)	(0.0	)(a)

Total Short Positions of Total Return Basket Swap	(500,959)	(9,598,386)	564,533	0.6

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month CDOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.18%), which is denominated in CAD based on the local currencies of the positions within the swaps.	8/26/2022	$1,627,664	$(129,009)	$(183)	$(129,192)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
Air Canada*	3,672	123,001	(19,054)	(0.0	)(a)

Auto Components
Magna International, Inc.	1,908	96,726	(6,771)	(0.0	)(a)

Banks
Laurentian Bank of Canada	4,853	157,501	(7,066)	(0.0	)(a)

Food & Staples Retailing
Empire Co. Ltd.	5,679	131,741	(1,625)	(0.0	)(a)

Insurance
iA Financial Corp., Inc.	2,642	145,396	(2,142)	(0.0	)(a)
Manulife Financial Corp.	6,983	136,030	(10,233)	(0.0	)(a)

	9,625	281,426	(12,375)	(0.0	)(a)

IT Services
CGI, Inc.*	1,712	131,084	(15,821)	(0.0	)(a)

Media
Cogeco Communications, Inc.	1,855	145,636	(710)	(0.0	)(a)
Quebecor, Inc.	5,820	144,422	(3,885)	(0.0	)(a)

	7,675	290,058	(4,595)	(0.0	)(a)

Metals & Mining
B2Gold Corp.	35,772	154,884	7,338	0.0	(a)
Teck Resources Ltd.	8,083	104,443	(26,244)	(0.0	)(a)

	43,855	259,327	(18,906)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Oil, Gas & Consumable Fuels
Imperial Oil Ltd.	5,597	132,714	(15,386)	(0.0	)(a)
Parex Resources, Inc.*	8,106	128,321	(15,944)	(0.1)
Suncor Energy, Inc.	4,417	135,007	(11,767)	(0.0	)(a)

	18,120	396,042	(43,097)	(0.1)

Total Long Positions of Total Return Basket Swap	97,099	1,866,906	(129,310)	(0.1)

Short Positions
Common Stocks
Construction & Engineering
SNC-Lavalin Group, Inc.	(908)	(20,885)	1,000	0.0	(a)

Diversified Financial Services
Onex Corp.	(1,062)	(68,131)	3,506	0.0	(a)

Metals & Mining
Kinross Gold Corp.*	(953)	(4,832)	(521)	(0.0	)(a)
Yamana Gold, Inc.	(9,432)	(38,415)	(3,438)	(0.0	)(a)

	(10,385)	(43,247)	(3,959)	(0.0	)(a)

Multi-Utilities
Canadian Utilities Ltd.	(3,308)	(101,235)	(931)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Vermilion Energy, Inc.	(398)	(5,744)	685	0.0	(a)

Total Short Positions of Total Return Basket Swap	(16,061)	(239,242)	301	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	81,038	1,627,664	(129,009)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swaps.	8/26/2022	$3,982,397	$(20,696)	$(1,362)	$(22,058)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Auto Components
Faurecia SE	2,203	104,965	(7,343)	(0.0	)(a)

Automobiles
Peugeot SA	1,264	26,026	(1,674)	(0.0	)(a)

Banks
BNP Paribas SA	2,523	133,889	(7,374)	(0.0	)(a)

Chemicals
Covestro AG(b)	2,126	89,596	(6,661)	(0.0	)(a)

Commercial Services & Supplies
Elis SA	7,014	136,578	(7,240)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Construction & Engineering
HOCHTIEF AG	1,288	148,977	(23,244)	(0.0	)(a)
Vinci SA	1,444	159,979	(3,532)	(0.0	)(a)

	2,732	308,956	(26,776)	(0.0	)(a)

Construction Materials
HeidelbergCement AG	1,832	123,552	(7,516)	(0.0	)(a)

Diversified Telecommunication Services
Deutsche Telekom AG (Registered)	9,404	152,305	(1,628)	(0.0	)(a)
Elisa OYJ	2,584	155,675	6,788	0.0	(a)

	11,988	307,980	5,160	0.0	(a)

Electric Utilities
EDP - Energias de Portugal SA	34,951	175,277	14,665	0.0	(a)
Endesa SA	6,035	165,704	770	0.0	(a)
Enel SpA	18,129	158,018	4,567	0.0	(a)

	59,115	498,999	20,002	0.0	(a)

Electrical Equipment
Signify NV(b)	4,543	151,404	4,096	0.0	(a)

Entertainment
Bollore SA	33,896	137,729	(5,034)	(0.0	)(a)

Food & Staples Retailing
Koninklijke Ahold Delhaize NV	5,936	145,678	(1,344)	(0.0	)(a)

Gas Utilities
Enagas SA	5,752	154,981	1,865	0.0	(a)
Italgas SpA	24,440	162,459	5,614	0.0	(a)

	30,192	317,440	7,479	0.0	(a)

Health Care Equipment & Supplies
Koninklijke Philips NV	2,919	133,683	(12,101)	(0.0	)(a)

Insurance
Ageas	2,533	139,673	(5,042)	(0.0	)(a)
ASR Nederland NV	3,719	138,381	(5,843)	(0.0	)(a)
Assicurazioni Generali SpA	7,145	139,225	(5,822)	(0.0	)(a)

	13,397	417,279	(16,707)	(0.0	)(a)

Machinery
Kone OYJ	2,256	145,768	(3,993)	(0.0	)(a)
Valmet OYJ	6,190	133,900	(17,483)	(0.0	)(a)

	8,446	279,668	(21,476)	(0.0	)(a)

Media
ProSiebenSat.1 Media SE	8,209	109,114	(13,269)	(0.0	)(a)
Publicis Groupe SA	3,208	142,208	(8,015)	(0.0	)(a)

	11,417	251,322	(21,284)	(0.0	)(a)

Multi-Utilities
A2A SpA	77,784	155,386	1,160	0.0	(a)
Engie SA	8,920	153,543	2,164	0.0	(a)
Hera SpA	33,844	153,936	3,978	0.0	(a)
Iren SpA	46,504	155,035	5,332	0.0	(a)
RWE AG	4,368	151,426	(173)	(0.0	)(a)
Veolia Environnement SA	5,580	164,613	4,323	0.0	(a)

	177,000	933,939	16,784	0.0	(a)

Oil, Gas & Consumable Fuels
Eni SpA	5,853	81,986	(8,104)	(0.0	)(a)
Neste OYJ	3,798	151,133	6,604	0.0	(a)
OMV AG	2,639	131,143	(9,555)	(0.0	)(a)
Repsol SA	9,543	131,338	(15,942)	(0.1)

	21,833	495,600	(26,997)	(0.1)

Pharmaceuticals
Merck KGaA	1,176	150,798	(895)	(0.0	)(a)
UCB SA	1,734	159,567	4,984	0.0	(a)

	2,910	310,365	4,089	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Semiconductors & Semiconductor Equipment
Siltronic AG	1,425	152,642	6,761	0.0	(a)

Transportation Infrastructure
Aena SME SA(b)	779	144,178	(5,320)	(0.0	)(a)
Fraport AG Frankfurt Airport Services Worldwide	1,905	141,688	(9,670)	(0.0	)(a)

	2,684	285,866	(14,990)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	407,395	5,743,156	(120,146)	(0.1)

Short Positions
Common Stocks
Aerospace & Defense
Thales SA	(838)	(91,955)	898	0.0	(a)

Auto Components
Pirelli & C SpA(b)	(12,172)	(58,950)	10,621	0.0	(a)

Banks
AIB Group plc	(27,890)	(81,769)	5,215	0.0	(a)
FinecoBank Banca Fineco SpA	(6,951)	(81,331)	3,431	0.0	(a)

	(34,841)	(163,100)	8,646	0.0	(a)

Beverages
Remy Cointreau SA	(699)	(73,614)	15,458	0.0	(a)

Chemicals
K+S AG (Registered)	(4,058)	(39,381)	7,098	0.0	(a)
Umicore SA	(1,008)	(46,412)	2,759	0.0	(a)

	(5,066)	(85,793)	9,857	0.0	(a)

Communications Equipment
Nokia OYJ	(3,960)	(15,415)	1,136	0.0	(a)

Diversified Financial Services
Wendel SA	(595)	(79,382)	858	0.0	(a)

Diversified Telecommunication Services
Cellnex Telecom SA(b)	(1,476)	(73,409)	(3,622)	(0.0	)(a)

Energy Equipment & Services
Tenaris SA	(40)	(413)	41	0.0	(a)

Food Products
Kerry Group plc	(724)	(92,580)	1,921	0.0	(a)

Health Care Providers & Services
Orpea	(368)	(47,912)	12	0.0	(a)

Hotels, Restaurants & Leisure
Sodexo SA	(571)	(59,787)	3,590	0.0	(a)

Internet & Direct Marketing Retail
Delivery Hero SE*(b)	(220)	(16,927)	(236)	(0.0	)(a)
Rocket Internet SE*(b)	(2,587)	(60,596)	1,083	0.0	(a)

	(2,807)	(77,523)	847	0.0	(a)

Machinery
Duerr AG	(2,656)	(79,518)	7,946	0.0	(a)
Interpump Group SpA	(2,787)	(78,586)	11,262	0.1
Knorr-Bremse AG	(877)	(95,814)	(3,018)	(0.0	)(a)
Konecranes OYJ	(3,222)	(97,121)	7,209	0.0	(a)

	(9,542)	(351,039)	23,399	0.1

Media
JCDecaux SA	(2,979)	(79,621)	8,436	0.0	(a)

Metals & Mining
Outokumpu OYJ	(28,616)	(98,299)	3,223	0.0	(a)

Oil, Gas & Consumable Fuels
Koninklijke Vopak NV	(1,799)	(96,330)	1,977	0.0	(a)

Semiconductors & Semiconductor Equipment
AIXTRON SE*	(5,570)	(58,464)	3,253	0.0	(a)

Trading Companies & Distributors
Rexel SA	(6,686)	(79,979)	6,916	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Transportation Infrastructure
Aeroports de Paris	(408)	(77,194)	1,983	0.0	(a)

Total Short Positions of Total Return Basket Swap	(119,757)	(1,760,759)	99,450	0.1

Total of Long and Short Positions of Total Return Basket Swap	287,638	3,982,397	(20,696)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.18%), which is denominated in JPY based on the local currencies of the positions within the swaps.	8/26/2022	$5,273,812	$(307,801)	$264	$(307,537)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
Japan Airlines Co. Ltd.	4,600	129,400	(14,995)	(0.0	)(a)

Auto Components
Yokohama Rubber Co. Ltd. (The)	5,700	96,884	(10,781)	(0.0	)(a)

Beverages
Asahi Group Holdings Ltd.	3,400	157,617	783	0.0	(a)
Suntory Beverage & Food Ltd.	3,600	152,418	(1,096)	(0.0	)(a)

	7,000	310,035	(313)	(0.0	)(a)

Chemicals
DIC Corp.	4,700	123,209	(8,833)	(0.0	)(a)
Kureha Corp.	2,100	117,792	(11,612)	(0.0	)(a)
Mitsui Chemicals, Inc.	5,600	122,983	(14,133)	(0.0	)(a)
Showa Denko KK	4,800	114,781	(9,122)	(0.0	)(a)
Teijin Ltd.	6,700	119,788	(8,764)	(0.0	)(a)
Tokuyama Corp.	5,000	126,805	(5,910)	(0.0	)(a)
Zeon Corp.	10,600	112,560	(18,722)	(0.1)

	39,500	837,918	(77,096)	(0.1)

Commercial Services & Supplies
Dai Nippon Printing Co. Ltd.	6,000	165,448	(707)	(0.0	)(a)
Sohgo Security Services Co. Ltd.	2,700	140,133	(8,344)	(0.0	)(a)

	8,700	305,581	(9,051)	(0.0	)(a)

Construction & Engineering
Hazama Ando Corp.	16,700	136,645	(11,731)	(0.0	)(a)
Kyowa Exeo Corp.	5,700	142,293	(6,449)	(0.0	)(a)
Kyudenko Corp.	5,200	150,075	(7,566)	(0.0	)(a)

	27,600	429,013	(25,746)	(0.0	)(a)

Construction Materials
Sumitomo Osaka Cement Co. Ltd.	3,300	134,166	(10,131)	(0.0	)(a)
Taiheiyo Cement Corp.	4,700	126,500	(10,283)	(0.0	)(a)

	8,000	260,666	(20,414)	(0.0	)(a)

Containers & Packaging
Rengo Co. Ltd.	19,300	135,236	(12,357)	(0.0	)(a)

Diversified Financial Services
Mitsubishi UFJ Lease & Finance Co. Ltd.	22,600	141,557	(5,071)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	4,500	114,737	(3,508)	(0.0	)(a)

Electrical Equipment
GS Yuasa Corp.	7,300	144,033	(15,757)	(0.0	)(a)

Electronic Equipment, Instruments & Components
Hitachi Ltd.	3,500	133,306	(14,943)	(0.0	)(a)
Japan Aviation Electronics Industry Ltd.	7,000	124,089	(21,746)	(0.1)

	10,500	257,395	(36,689)	(0.1)

Entertainment
Akatsuki, Inc.*	2,800	127,770	(18,660)	(0.0	)(a)
Capcom Co. Ltd.	5,700	161,277	7,988	0.0	(a)
GungHo Online Entertainment, Inc.	7,170	130,439	(19,583)	(0.1)

	15,670	419,486	(30,255)	(0.1)

Food & Staples Retailing
Lawson, Inc.	2,600	150,483	(1,657)	(0.0	)(a)

Food Products
Morinaga & Co. Ltd.*	3,200	153,613	(3,500)	(0.0	)(a)

Health Care Providers & Services
Alfresa Holdings Corp.	6,700	134,618	(5,974)	(0.0	)(a)
Medipal Holdings Corp.	7,300	154,687	(8,655)	(0.0	)(a)
Suzuken Co. Ltd.	2,900	111,186	(7,070)	(0.0	)(a)

	16,900	400,491	(21,699)	(0.0	)(a)

Hotels, Restaurants & Leisure
Round One Corp.	7,900	73,594	(4,832)	(0.0	)(a)

Household Durables
Sekisui House Ltd.	4,700	101,060	(4,011)	(0.0	)(a)
Sony Corp.	1,400	97,898	(5,328)	(0.0	)(a)

	6,100	198,958	(9,339)	(0.0	)(a)

Insurance
MS&AD Insurance Group Holdings, Inc.	4,400	146,136	(3,498)	(0.0	)(a)

IT Services
Nihon Unisys Ltd.	4,900	149,424	(11,012)	(0.0	)(a)
Nomura Research Institute Ltd.	7,300	160,642	981	0.0	(a)
Otsuka Corp.	3,700	144,281	(13,417)	(0.1)
TIS, Inc.	2,700	162,206	(4,462)	(0.0	)(a)

	18,600	616,553	(27,910)	(0.1)

Leisure Products
Bandai Namco Holdings, Inc.	1,700	98,785	(2,746)	(0.0	)(a)
Tomy Co. Ltd.	9,800	105,996	(9,735)	(0.0	)(a)

	11,500	204,781	(12,481)	(0.0	)(a)

Machinery
Amada Holdings Co. Ltd.	14,000	145,808	(17,554)	(0.0	)(a)
DMG Mori Co. Ltd.	9,500	130,866	(21,262)	(0.1)
Ebara Corp.	5,200	143,426	(14,635)	(0.0	)(a)
MINEBEA MITSUMI, Inc.	6,900	134,039	(19,096)	(0.0	)(a)
Mitsubishi Heavy Industries Ltd.	3,900	142,262	(12,284)	(0.0	)(a)
Shinmaywa Industries Ltd.*	10,800	140,344	(8,239)	(0.0	)(a)
THK Co. Ltd.	5,300	132,134	(25,228)	(0.1)

	55,600	968,879	(118,298)	(0.2)

Media
Hakuhodo DY Holdings, Inc.	9,200	130,355	(13,997)	(0.0	)(a)

Metals & Mining
Mitsubishi Materials Corp.	4,700	118,208	(10,926)	(0.0	)(a)
Tokyo Steel Manufacturing Co. Ltd.	18,600	139,348	2,292	0.0	(a)

	23,300	257,556	(8,634)	(0.0	)(a)

Paper & Forest Products
Oji Holdings Corp.	25,900	131,587	(9,882)	(0.0	)(a)

Pharmaceuticals
Sawai Pharmaceutical Co. Ltd.	2,300	149,467	(4,640)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Professional Services
Meitec Corp.	2,600	147,799	(2,661)	(0.0	)(a)
UT Group Co. Ltd.	5,000	124,618	(22,442)	(0.0	)(a)

	7,600	272,417	(25,103)	(0.0	)(a)

Real Estate Management & Development
SAMTY Co. Ltd.	9,000	152,584	(4,743)	(0.0	)(a)

Road & Rail
Sankyu, Inc.	3,000	147,918	(6,534)	(0.0	)(a)
Seino Holdings Co. Ltd.	11,200	143,161	(7,839)	(0.0	)(a)

	14,200	291,079	(14,373)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Optorun Co. Ltd.	5,000	130,853	(16,131)	(0.0	)(a)

Specialty Retail
ABC-Mart, Inc.	1,600	102,649	(2,914)	(0.0	)(a)

Technology Hardware, Storage & Peripherals
Brother Industries Ltd.	7,000	135,186	(13,991)	(0.0	)(a)
FUJIFILM Holdings Corp.	2,800	139,061	(9,401)	(0.0	)(a)

	9,800	274,247	(23,392)	(0.0	)(a)

Trading Companies & Distributors
ITOCHU Corp.	6,200	144,838	(4,090)	(0.0	)(a)
Kanamoto Co. Ltd.	5,800	142,796	(5,835)	(0.0	)(a)

	12,000	287,634	(9,925)	(0.0	)(a)

Transportation Infrastructure
Kamigumi Co. Ltd.	6,700	143,163	(6,069)	(0.0	)(a)

Wireless Telecommunication Services
KDDI Corp.	4,900	148,073	(2,302)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	439,270	8,967,093	(607,352)	(0.6)

Short Positions
Common Stocks
Airlines
ANA Holdings, Inc.	(2,700)	(84,332)	6,717	0.0	(a)

Auto Components
NGK Spark Plug Co. Ltd.	(3,700)	(65,014)	6,932	0.0	(a)

Automobiles
Mitsubishi Motors Corp.	(15,600)	(58,121)	7,176	0.0	(a)

Beverages
Coca-Cola Bottlers Japan Holdings, Inc.	(3,900)	(102,651)	(259)	(0.0	)(a)

Building Products
TOTO Ltd.	(1,100)	(44,698)	4,113	0.0	(a)

Capital Markets
Matsui Securities Co. Ltd.*	(11,800)	(96,263)	(209)	(0.0	)(a)

Chemicals
Kaneka Corp.	(2,900)	(88,911)	6,731	0.0	(a)
Kuraray Co. Ltd.	(7,300)	(87,749)	4,058	0.0	(a)
Taiyo Nippon Sanso Corp.	(4,000)	(87,676)	4,506	0.0	(a)
Toray Industries, Inc.	(2,300)	(15,050)	1,143	0.0	(a)

	(16,500)	(279,386)	16,438	0.0	(a)

Construction & Engineering
Maeda Corp.	(9,300)	(88,771)	4,245	0.0	(a)
SHO-BOND Holdings Co. Ltd.	(2,300)	(93,902)	6,675	0.0	(a)

	(11,600)	(182,673)	10,920	0.0	(a)

Electrical Equipment
Mabuchi Motor Co. Ltd.	(2,300)	(83,805)	6,685	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Electronic Equipment, Instruments & Components
Keyence Corp.	(300)	(100,847)	9,448	0.1
Shimadzu Corp.	(3,100)	(87,002)	7,239	0.0	(a)
Yokogawa Electric Corp.	(5,000)	(87,000)	9,433	0.0	(a)

	(8,400)	(274,849)	26,120	0.1

Food & Staples Retailing
Cosmos Pharmaceutical Corp.	(300)	(65,886)	2,485	0.0	(a)
Kusuri no Aoki Holdings Co. Ltd.	(1,400)	(84,296)	5,721	0.0	(a)

	(1,700)	(150,182)	8,206	0.0	(a)

Food Products
Kikkoman Corp.	(1,900)	(92,070)	2,597	0.0	(a)

Gas Utilities
Nippon Gas Co. Ltd.	(2,900)	(91,705)	(2,140)	(0.0	)(a)

Health Care Equipment & Supplies
Asahi Intecc Co. Ltd.	(3,100)	(85,413)	4,836	0.0	(a)

Hotels, Restaurants & Leisure
Toridoll Holdings Corp.	(2,500)	(56,926)	7,406	0.0	(a)

Household Durables
Panasonic Corp.	(200)	(1,988)	68	0.0	(a)

Household Products
Pigeon Corp.	(2,600)	(91,760)	9,288	0.0	(a)

Industrial Conglomerates
Keihan Holdings Co. Ltd.	(1,900)	(85,920)	5,756	0.0	(a)

Internet & Direct Marketing Retail
Mercari, Inc.*	(3,300)	(57,470)	6,028	0.0	(a)

IT Services
GMO Payment Gateway, Inc.	(900)	(57,873)	6,225	0.0	(a)

Leisure Products
Yamaha Corp.	(1,100)	(56,196)	5,799	0.0	(a)

Machinery
Daifuku Co. Ltd.	(600)	(36,127)	3,947	0.0	(a)
Hino Motors Ltd.	(9,100)	(85,212)	8,637	0.0	(a)
Hitachi Construction Machinery Co. Ltd.	(2,900)	(77,714)	11,343	0.0	(a)
MISUMI Group, Inc.	(1,200)	(29,776)	3,875	0.0	(a)
NGK Insulators Ltd.	(2,700)	(45,270)	3,804	0.0	(a)
NTN Corp.	(28,900)	(76,583)	16,150	0.1
SMC Corp.	(200)	(86,334)	11,316	0.0	(a)

	(45,600)	(437,016)	59,072	0.1

Media
CyberAgent, Inc.	(2,600)	(103,608)	(12,371)	(0.0	)(a)

Metals & Mining
Hitachi Metals Ltd.	(4,700)	(72,236)	2,698	0.0	(a)

Multiline Retail
Isetan Mitsukoshi Holdings Ltd.	(6,900)	(53,869)	7,528	0.0	(a)
Pan Pacific International Holdings Corp.	(1,700)	(27,432)	1,795	0.0	(a)
Ryohin Keikaku Co. Ltd.	(3,000)	(50,156)	7,308	0.0	(a)
Takashimaya Co. Ltd.	(2,800)	(29,939)	1,736	0.0	(a)

	(14,400)	(161,396)	18,367	0.0	(a)

Personal Products
Kose Corp.	(600)	(77,257)	16,262	0.0	(a)

Pharmaceuticals
Sosei Group Corp.*	(4,700)	(82,136)	10,576	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Road & Rail
Keio Corp.	(1,500)	(85,800)	4,155	0.0	(a)
Kyushu Railway Co.	(2,700)	(88,342)	2,223	0.0	(a)
Nankai Electric Railway Co. Ltd.	(3,700)	(95,504)	6,291	0.0	(a)
Odakyu Electric Railway Co. Ltd.	(3,800)	(84,290)	4,023	0.0	(a)

	(11,700)	(353,936)	16,692	0.0	(a)

Semiconductors & Semiconductor Equipment
Disco Corp.	(400)	(92,137)	5,349	0.0	(a)
Rohm Co. Ltd.	(800)	(57,549)	10,110	0.0	(a)
SCREEN Holdings Co. Ltd.*	(1,300)	(67,520)	27,641	0.1

	(2,500)	(217,206)	43,100	0.1

Technology Hardware, Storage & Peripherals
Seiko Epson Corp.	(6,100)	(89,195)	6,453	0.0	(a)

Total Short Positions of Total Return Basket Swap	(192,600)	(3,693,281)	299,551	0.3

Total of Long and Short Positions of Total Return Basket Swap	246,670	5,273,812	(307,801)	(0.3)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBSW on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.18%), which is denominated in AUD based on the local currencies of the positions within the swaps.	8/26/2022	$41,867	$(12,525)	$464	$(12,061)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
Qantas Airways Ltd.	16,821	71,318	(8,176)	(0.0	)(a)

Food & Staples Retailing
Metcash Ltd.	21,577	37,392	(891)	(0.0	)(a)

Metals & Mining
Alumina Ltd.	41,299	59,480	(4,989)	(0.0	)(a)
Iluka Resources Ltd.	13,655	87,339	21	0.0	(a)
Regis Resources Ltd.	41,175	126,220	(382)	(0.0	)(a)

	96,129	273,039	(5,350)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Whitehaven Coal Ltd.	14,740	24,380	(1,111)	(0.0	)(a)
Woodside Petroleum Ltd.	3,856	88,343	(4,161)	(0.0	)(a)

	18,596	112,723	(5,272)	(0.0	)(a)

Road & Rail
Aurizon Holdings Ltd.	38,658	138,570	(6,680)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	191,781	633,042	(26,369)	0.0	(a)

Short Positions
Common Stocks

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Beverages
Treasury Wine Estates Ltd.	(174)	(1,495)	558	0.0	(a)

Capital Markets
Platinum Asset Management Ltd.	(28,159)	(88,202)	2,263	0.0	(a)

Construction Materials
Adelaide Brighton Ltd.	(34,565)	(83,472)	2,306	0.0	(a)

Food Products
GrainCorp Ltd.*	(16,729)	(92,854)	1,327	0.0	(a)

Internet & Direct Marketing Retail
Webjet Ltd.	(6,460)	(50,093)	11,818	0.0	(a)

IT Services
Afterpay Ltd.*	(3,932)	(98,190)	(8,881)	(0.0	)(a)

Professional Services
ALS Ltd.	(13,929)	(89,016)	673	0.0	(a)

Transportation Infrastructure
Qube Holdings Ltd.	(38,542)	(87,853)	3,780	0.0	(a)

Total Short Positions of Total Return Basket Swap	(142,490)	(591,175)	13,844	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	49,291	41,867	(12,525)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.15%), which is denominated in CHF based on the local currencies of the positions within the swaps.	8/26/2022	$192,109	$16,926	$125	$17,051

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Health Care Equipment & Supplies
Sonova Holding AG (Registered)	294	73,727	3,189	0.0	(a)

Pharmaceuticals
Roche Holding AG	363	120,332	(1,553)	(0.0	)(a)

Real Estate Management & Development
PSP Swiss Property AG (Registered)	827	125,048	3,789	0.0	(a)

Total Long Positions of Total Return Basket Swap	1,484	319,107	5,425	0.0	(a)

Short Positions
Common Stocks
Marine
Kuehne + Nagel International AG (Registered)	(429)	(69,336)	4,715	0.0	(a)

Textiles, Apparel & Luxury Goods
Cie Financiere Richemont SA (Registered)	(794)	(57,662)	6,786	0.0	(a)

Total Short Positions of Total Return Basket Swap	(1,223)	(126,998)	11,501	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	261	192,109	16,926	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.23%), which is denominated in GBP based on the local currencies of the positions within the swaps.	11/15/2021 - 8/26/2022	$630,083	$(25,713)	$(174)	$(25,887)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Capital Markets
Sole Realisation Co. plc*‡	698	37	(601)	(0.0	)(a)

Industrial Conglomerates
Smiths Group plc	28,336	630,046	(25,112)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	29,034	630,083	(25,713)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in USD based on the local currencies of the positions within the swaps.	11/16/2021 - 8/26/2022	$26,159,845	$(378,264)	$(28,750)	$(407,014)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Aerospace & Defense
Astronics Corp.*	1,544	38,909	(4,647)	(0.0	)(a)

Auto Components
Delphi Technologies plc*	63,672	976,728	(24,905)	(0.0	)(a)

Banks
Carolina Financial Corp.	3,382	129,700	(11,972)	(0.0	)(a)
Franklin Financial Network, Inc.*	2,051	75,620	(2,418)	(0.0	)(a)

	5,433	205,320	(14,390)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Biotechnology
Biogen, Inc.*	696	187,120	(12,765)	(0.0	)(a)
Ironwood Pharmaceuticals, Inc.*	9,600	115,968	(4,320)	(0.0	)(a)

	10,296	303,088	(17,085)	(0.0	)(a)

Building Products
Apogee Enterprises, Inc.	3,500	111,370	(6,930)	(0.0	)(a)
Continental Building Products, Inc.*	24,893	920,792	11,451	0.0	(a)
Resideo Technologies, Inc.*	5,400	54,972	(11,016)	(0.0	)(a)

	33,793	1,087,134	(6,495)	(0.0	)(a)

Capital Markets
Ameriprise Financial, Inc.	1,212	200,477	(5,866)	(0.0	)(a)
TD Ameritrade Holding Corp.	30,324	1,439,783	(99,159)	(0.1)

	31,536	1,640,260	(105,025)	(0.1)

Commercial Services & Supplies
Advanced Disposal Services, Inc.*	36,559	1,204,619	731	0.0	(a)

Communications Equipment
Acacia Communications, Inc.*	20,140	1,380,597	(403)	(0.0	)(a)

Construction & Engineering
AECOM*	10,580	510,273	(16,716)	(0.0	)(a)
Arcosa, Inc.	4,700	205,625	(11,233)	(0.0	)(a)

	15,280	715,898	(27,949)	(0.0	)(a)

Construction Materials
Eagle Materials, Inc.	4,168	379,997	(9,420)	(0.0	)(a)

Diversified Consumer Services
Regis Corp.*	12,597	195,505	(30,737)	(0.1)

Diversified Telecommunication Services
Zayo Group Holdings, Inc.*	53,344	1,853,704	(1,600)	(0.0	)(a)

Electronic Equipment, Instruments & Components
Anixter International, Inc.*	1,602	156,355	(2,451)	(0.0	)(a)
Avnet, Inc.	4,822	175,955	(22,808)	(0.1)
AVX Corp.	19,337	391,961	(3,481)	(0.0	)(a)
KEMET Corp.	45,427	1,182,919	(20,442)	(0.0	)(a)
SYNNEX Corp.	2,000	275,520	(17,600)	(0.0	)(a)
Tech Data Corp.*	10,581	1,523,029	(2,328)	(0.0	)(a)

	83,769	3,705,739	(69,110)	(0.1)

Energy Equipment & Services
TechnipFMC plc	13,400	221,234	(38,726)	(0.1)

Health Care Providers & Services
Centene Corp.*	222	13,944	(531)	(0.0	)(a)
Tenet Healthcare Corp.*	15,678	496,052	(70,551)	(0.1)

	15,900	509,996	(71,082)	(0.1)

Hotels, Restaurants & Leisure
Caesars Entertainment Corp.*	141,659	1,936,479	7,083	0.0	(a)
Dave & Buster’s Entertainment, Inc.	1,700	75,072	(3,910)	(0.0	)(a)
Hilton Grand Vacations, Inc.*	5,831	186,067	(13,644)	(0.0	)(a)

	149,190	2,197,618	(10,471)	(0.0	)(a)

Household Durables
William Lyon Homes*	25,072	581,420	18,052	0.0	(a)

Independent Power and Renewable Electricity Producers
Pattern Energy Group, Inc.	56,929	1,531,959	—	0.0

Insurance
Athene Holding Ltd.*	4,304	187,482	(8,995)	(0.0	)(a)

IT Services
Alliance Data Systems Corp.	1,835	188,620	(16,625)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Leisure Products
Callaway Golf Co.	5,800	124,236	(2,378)	(0.0	)(a)

Life Sciences Tools & Services
Waters Corp.*	877	196,264	(17,435)	(0.0	)(a)

Machinery
WABCO Holdings, Inc.*	13,606	1,845,654	5,170	0.0	(a)

Metals & Mining
AK Steel Holding Corp.*	77,603	214,184	(18,625)	(0.0	)(a)

Pharmaceuticals
Allergan plc	9,864	1,841,017	(58,592)	(0.1)
Dermira, Inc.*	38,978	738,633	(6,297)	(0.0	)(a)

	48,842	2,579,650	(64,889)	(0.1)

Semiconductors & Semiconductor Equipment
Cypress Semiconductor Corp.	75,530	1,762,115	(9,064)	(0.0	)(a)
SunPower Corp.*	28,800	245,376	(7,200)	(0.0	)(a)

	104,330	2,007,491	(16,264)	(0.0	)(a)

Software
Instructure, Inc.*	31,995	1,562,636	36,154	0.0	(a)

Specialty Retail
Asbury Automotive Group, Inc.*	1,800	173,610	(11,664)	(0.0	)(a)
Tiffany & Co.	11,680	1,565,354	(3,154)	(0.0	)(a)

	13,480	1,738,964	(14,818)	(0.0	)(a)

Technology Hardware, Storage & Peripherals
HP, Inc.	39,435	840,754	(25,238)	(0.0	)(a)

Trading Companies & Distributors
Aircastle Ltd.	20,880	670,039	835	0.0	(a)

Total Long Positions of Total Return Basket Swap	995,609	30,885,699	(556,370)	(0.6)

Short Positions
Common Stocks
Auto Components
BorgWarner, Inc.	(28,579)	(979,974)	31,513	0.0	(a)

Banks
FB Financial Corp.*	(1,826)	(65,097)	2,683	0.0	(a)
United Bankshares, Inc.	(3,783)	(129,757)	10,668	0.0	(a)

	(5,609)	(194,854)	13,351	0.0	(a)

Biotechnology
AbbVie, Inc.	(8,457)	(685,186)	58,945	0.1

Capital Markets
Charles Schwab Corp. (The)	(30,034)	(1,368,049)	87,099	0.1

Hotels, Restaurants & Leisure
Eldorado Resorts, Inc.*	(12,608)	(753,706)	(3,530)	(0.0	)(a)

Household Durables
Taylor Morrison Home Corp.*	(19,856)	(513,873)	(18,069)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Xperi Corp.	(2,485)	(39,984)	6,337	0.0	(a)

Technology Hardware, Storage & Peripherals
Xerox Holdings Corp.	(5,348)	(190,228)	2,460	0.0	(a)

Total Short Positions of Total Return Basket Swap	(112,976)	(4,725,854)	178,106	0.2

Total of Long and Short Positions of Total Return Basket Swap	882,633	26,159,845	(378,264)	(0.4)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month CDOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.18%), which is denominated in CAD based on the local currencies of the positions within the swaps.	8/26/2022	$1,228,778	$15,981	$(1,812)	$14,169

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Entertainment
Cineplex, Inc.	34,659	884,415	(3,670)	(0.0	)(a)

Metals & Mining
Detour Gold Corp.*	89,699	1,606,367	(49,157)	(0.1)

Multiline Retail
Hudson’s Bay Co.	37,717	311,506	1,148	0.0	(a)

Paper & Forest Products
Canfor Corp.*	891	8,005	(1,272)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	162,966	2,810,293	(52,951)	(0.1)

Short Positions
Common Stocks
Metals & Mining
Kirkland Lake Gold Ltd.	(38,566)	(1,581,515)	68,932	0.1

Total of Long and Short Positions of Total Return Basket Swap	124,400	1,228,778	15,981	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.15%), which is denominated in EUR based on the local currencies of the positions within the swaps.	8/26/2022	$956,570	$12,350	$192	$12,542

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
IT Services
Altran Technologies SA	59,097	956,570	12,350	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month BBSW on long positions, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in AUD based on the local currencies of the positions within the swaps.	4/6/2021 - 8/26/2022	$389,287	$(10,691)	$(9,666)	$(20,357)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Oil, Gas & Consumable Fuels
Caltex Australia Ltd.	17,071	389,287	(10,691)	(0.0	)(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.23%), which is denominated in JPY based on the local currencies of the positions within the swaps.	8/26/2022 - 9/2/2022	$1,626,105	$(9,368)	$(37)	$(9,405)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Interactive Media & Services
LINE Corp.*	33,000	1,626,105	(9,368)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

The following reference rates, and their values as of period-end, are used for security descriptions:

Value
1 day BBSW	0.80%
1 day EURIBOR	(0.45)
1 day GBP LIBOR	0.68
1 day JPY LIBOR	(0.11)
1 day USD LIBOR	1.57
1 month BBSW	0.80
1 month EURIBOR	(0.45)
1 month GBP LIBOR	0.71
1 month JPY LIBOR	(0.84)
1 month USD LIBOR	1.66
BA	1.99
BBR	0.75
CDOR	1.99
CHF LIBOR	(0.77)
EUR LIBOR	(0.51)

Summary of total OTC swap contracts outstanding as of January 31, 2020:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Total return swaps contracts outstanding	—	1,278,591

Liabilities
OTC Total return swaps contracts outstanding	—	(1,286,955)

Abbreviations

AUD	Australian Dollar
BA	Banker’s Acceptance Rate
BBR	Bank Bill Rate
BBSW	ASX Australia Bank Bill Swap Rate
CAD	Canadian Dollar
CDOR	Canadian Dollar Offered Rate
CHF	Swiss Franc
CVR	Contingent Value Rights
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
SCA	Limited partnership with share capital
SGPS	Holding Company
USD	United States Dollar

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(1)	Notional value represents market value, as of January 31, 2020, of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.

Diversified Alternatives Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 17, 2015 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Auto Components	$98,360	$780,278	$—	$878,638
Hotels, Restaurants & Leisure	1,546,051	121,389	—	1,667,440
Real Estate Management & Development	—	1,093,317	—	1,093,317
Other Common Stocks	46,941,480	—	—	46,941,480

Total Common Stocks	48,585,891	1,994,984	—	50,580,875

Short-Term Investments
Foreign Government Treasury Bills	—	2,106,276	—	2,106,276
Investment Companies	33,213,053	—	—	33,213,053

Total Short-Term Investments	33,213,053	2,106,276	—	35,319,329

Total Investments in Securities	$81,798,944	$4,101,260	$—	$85,900,204

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$624,324	$—	$624,324
Futures Contracts	1,384,752	19,765	—	1,404,517
Swaps	—	1,286,440	8	1,286,448

Total Appreciation in Other Financial Instruments	$1,384,752	$1,930,529	$8	$3,315,289

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(552,692)	$—	$(552,692)
Futures Contracts	(1,192,968)	(263,963)	—	(1,456,931)
Swaps	—	(1,254,130)	(1,000)	(1,255,130)

Total Depreciation in Other Financial Instruments	$(1,192,968)	$(2,070,785)	$(1,000)	$(3,264,753)

There were no transfers into and out of level 3 for the period ended January 31, 2020.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain share classes of the Underlying Funds.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.71%(a)(b)	$—	$33,714,074	$9,200,000	$30	$4,406	$24,518,510	24,506,257	$43,183	$—
JPMorgan Prime Money Market Fund Class Institutional Shares(a)	18,910,985	15,286,149	34,194,120	829	(3,843)	—	—	60,884	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.46%(a)(b)	12,410,484	1,941,640	5,657,581	—	—	8,694,543	8,694,543	42,176	—

Total	$31,321,469	$50,941,863	$49,051,701	$859	$563	$33,213,053		$146,243	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit.

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including total return basket swaps, to manage total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Total Return Basket Swaps

The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and/or short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with two counterparties. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

The total return basket swap contracts are subject to master netting arrangements. The Fund may be required to post or receive collateral for total return basket swaps.